REGISTRATION STATEMENT NO. 333-116780
                                                                        811-1539

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 ---------------

                                    FORM N-3
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 2

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 83

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                           (Name of Insurance Company)

                                 --------------

                 ONE CITYPLACE, HARTFORD, CONNECTICUT 06103-3415
     (Address of Insurance Company's Principal Executive Offices) (Zip Code)

    Insurance Company's Telephone Number, including Area Code: (860) 308-1000

                                ERNEST J. WRIGHT
                       Secretary to the Board of Managers
                      The Travelers Growth and Income Stock
                         Account for Variable Annuities
                 One Cityplace, Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)
                                  ------------
Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[   ]    immediately upon filing pursuant to paragraph (b) of Rule 485.

[   ]    on _______ pursuant to paragraph (b) of Rule 485.

[ X ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[   ]    on ___________ pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ N/A ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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

                       UNIVERSAL SELECT ANNUITY PROSPECTUS

This prospectus describes Universal Select Annuity, a flexible premium variable annuity contract (the "Contract") issued by The Travelers Insurance Company (the "Company, "our" "us" or "we").

The Contract's value will vary daily to reflect the investment experience of the funding options (referred to as "Subaccounts" in your Contract) you select and, subject to availability, the interest credited to the Fixed Account. The Variable Funding Options (sometimes called "Subaccounts") are:

                            MANAGED SEPARATE ACCOUNTS

Travelers Growth and Income Stock Account for Variable Annuities (GIS) Travelers Money Market Account for Variable Annuities (MM)
Travelers Quality Bond Account for Variable Annuities (QB)

                     TRAVELERS FUND U FOR VARIABLE ANNUITIES

Capital Appreciation Fund                                              PUTNAM VARIABLE TRUST
Dreyfus Stock Index Fund -- Initial Shares                                Putnam VT Small Cap Value Fund -- Class IB Shares
High Yield Bond Trust                                                  SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
Managed Assets Trust                                                      All Cap Fund -- Class I(3)
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.                      Investors Fund -- Class I
   AllianceBernstein Premier Growth Portfolio -- Class B(1)               Small Cap Growth Fund -- Class I
CITISTREET FUNDS, INC.                                                 THE TRAVELERS SERIES TRUST
   CitiStreet Diversified Bond Fund -- Class I                            Disciplined Mid Cap Stock Portfolio
   CitiStreet International Stock Fund -- Class I                         Lazard International Stock Portfolio
   CitiStreet Large Company Stock Fund -- Class I                         MFS Mid Cap Growth Portfolio
   CitiStreet Small Company Stock Fund -- Class I                         MFS Value Portfolio
DELAWARE VIP TRUST                                                        Pioneer Fund Portfolio(4)
   Delaware VIP REIT Series -- Standard Class                             Social Awareness Stock Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                          U.S. Government Securities Portfolio
   Dreyfus Variable Investment Fund -- Developing Leaders              TRAVELERS SERIES FUND INC.
     Portfolio -- Initial Shares(2)                                       MFS Total Return Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                      Pioneer Strategic Income Portfolio(5)
   Franklin Small Cap Fund -- Class 2 Shares                              SB Adjustable Rate Income Portfolio Smith Barney Class
   Mutual Shares Securities Fund -- Class 2 Shares                        Smith Barney Aggressive Growth Portfolio
   Templeton Developing Markets Securities Fund -- Class 2 Shares         Smith Barney Large Capitalization Growth Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares                    Strategic Equity Portfolio(6)
   Templeton Global Asset Allocation Fund -- Class 1 Shares            VAN KAMPEN LIFE INVESTMENT TRUST
   Templeton Growth Securities Fund -- Class 1 Shares                     Comstock Portfolio Class II Shares
GREENWICH STREET SERIES FUND                                           VARIABLE INSURANCE PRODUCTS FUND
   Appreciation Portfolio                                                 Equity-Income Portfolio -- Initial Class
   Fundamental Value Portfolio                                            Growth Portfolio -- Initial Class
JANUS ASPEN SERIES                                                     VARIABLE INSURANCE PRODUCTS FUND II
   International Growth Portfolio -- Service Shares                       Asset Manager Portfolio -- Initial Class
LAZARD RETIREMENT SERIES, INC.                                            Contrafund(R) Portfolio -- Service Class 2
   Lazard Retirement Small Cap Portfolio                               VARIABLE INSURANCE PRODUCTS FUND III
PIMCO VARIABLE INSURANCE TRUST                                            Mid Cap Portfolio -- Service Class 2
   Total Return Portfolio -- Administrative Class

--------------
(1)     Formerly Premier Growth Portfolio -- Class B                  (4)   Formerly Utilities Portfolio
(2)     Formerly Small Cap Portfolio -- Initial Shares                (5)   Formerly Putnam Diversified Income Portfolio
(3)     Formerly Capital Fund -- Class I                              (6)   Formerly Alliance Growth Portfolio


The Contract, certain Contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. Additional information about the investments of the Managed Separate Accounts is available in the Accounts' annual and semi-annual reports to shareholders. To request a copy of these reports or the SAI, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9406 or access the SEC's website (http://www.sec.gov). The annual and semi-annual reports to shareholders for the Managed Separate Accounts and the SAI are not available on a consumer website. See Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 2, 2005

                                                        TABLE OF CONTENTS

Glossary....................................................   3      Allocation of Annuity....................................  37
Summary.....................................................   5      Variable Annuity.........................................  37
Fee Table...................................................   8      Fixed Annuity............................................  38
Condensed Financial Information.............................  15   Payment Options.............................................  38
The Annuity Contract........................................  15      Election of Options......................................  38
   Contract Owner Inquiries.................................  16      Annuity Options..........................................  38
   Purchase Payments........................................  16   Miscellaneous Contract Provisions...........................  39
   Accumulation Units.......................................  16      Right to Return..........................................  39
   The Variable Funding Options.............................  17      Termination..............................................  39
The Fixed Account...........................................  22      Required Reports.........................................  39
Charges and Deductions......................................  22      Assignment...............................................  40
   General..................................................  22      Suspension of Payments...................................  40
   Withdrawal Charge........................................  23   Other Information...........................................  40
   Free Withdrawal Allowance................................  23      The Insurance Company....................................  40
   Transfer Charge..........................................  23      Financial Statements.....................................  40
   Administrative Charge....................................  23      Distribution of Variable Annuity Contracts...............  40
   Mortality and Expense Risk Charge........................  24      Conformity with State and Federal Laws...................  41
   Guaranteed Minimum Withdrawal Benefit Charge.............  24      Voting Rights............................................  41
   Variable Funding Option Expenses.........................  24      Restrictions on Financial Transactions...................  42
   Premium Tax..............................................  24      Legal Proceedings and Opinions...........................  42
   Changes in Taxes Based upon Premium or Value.............  24   The Separate Accounts.......................................  43
   The CHART Program Fees...................................  24      Performance Information..................................  43
   Managed Separate Account: Management and Fees............  24   Federal Tax Considerations..................................  44
Transfers...................................................  26      General Taxation of Annuities............................  44
   Dollar Cost Averaging ...................................  27      Types of Contracts: Qualified and Non-qualified..........  44
Asset Allocation Services...................................  28      Qualified Annuity Contracts..............................  44
   CHART Program............................................  28        Taxation of Qualified Annuity Contracts................  44
Access to your Money........................................  29        Mandatory Distributions for Qualified Plans............  45
   Systematic Withdrawals...................................  32      Non-qualified Annuity Contracts..........................  45
   Managed Distribution Program.............................  32        Diversification Requirements for Variable
   Loans....................................................  32          Annuities............................................  46
Ownership Provisions........................................  32        Ownership of the Investments...........................  46
   Types of Ownership.......................................  32        Taxation of Death Benefit Proceeds.....................  46
      Contract Owner........................................  32      Other Tax Considerations.................................  46
      Beneficiary...........................................  33        Treatment of Charges for Optional Benefits.............  46
      Annuitant.............................................  33        Penalty Tax for Premature Distribution.................  46
Death Benefit...............................................  33        Puerto Rico Tax Considerations.........................  46
   Death Proceeds before the Maturity Date..................  33        Non-Resident Aliens....................................  47
      Standard Death Benefit................................  33   Managed Separate Accounts...................................  48
      Annual Step-Up Death Benefit to Age 75................  34     The Travelers Growth and Income Stock
   Payment of Proceeds......................................  34        Account................................................  48
   Spousal Contract Continuance.............................  35     The Travelers Quality Bond Account .......................  50
   Beneficiary Contract Continuance.........................  36     The Travelers Money Market Account .......................  52
   Planned Death Benefit....................................  36   Investments at a Glance.....................................  57
   Death Proceeds after the Maturity Date...................  36   Appendix A (Condensed Financial Information)................ A-1
The Annuity Period..........................................  37   Appendix B (The Fixed Account).............................. B-1
   Maturity Date............................................  37   Appendix C (Contents of Statement of
                                                                      Additional Information)..................................

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPETING FUND -- any investment option under the Contract which consists primarily of fixed income securities and/or money market instruments, including, but not limited to, any bond or money market fund.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, or 408 of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a choice of death benefits as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account, that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive annuity payments from the Variable Funding Options and/or the Fixed Account. If you elect variable Annuity Payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) Individual Retirement Annuities (IRAs); (3) other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include Contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase a Qualified Contract with an initial payment of at least $20, except in the case of an IRA, for which the minimum initial payment is $1,000. Under a Qualified Contract, you may make additional payments of at least $20. For non-qualified Contracts, the minimum initial Purchase Payment is $1,000, and $100 thereafter. No additional payments are allowed if the Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and annuitant determine which death benefits and certain optional features are available to you. See the Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If you purchase an individual Contract, you are the Contract Owner. If a group "allocated" Contract is purchased, we issue certificates to the individual participants. Where we refer to "you," we are referring to the individual Contract Owner, or to the group participant, as applicable. For convenience, we refer to both contracts and certificates as "Contracts."

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. Please refer to Appendix B for possible restrictions between the Fixed Account and the Variable Funding Options.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense (M&E) risk charge daily from the amounts you allocate to the Separate Account. The M&E is an annual charge and depends on the death benefit option you select at purchase. We deduct the M&E at an annual rate of 1.25% if you select the Standard Death Benefit, and at a rate of 1.40% if you select the Annual Step-Up to Age 75 Death Benefit.

We also deduct a semiannual Contract administrative charge of $15 until the Maturity Date from amounts allocated to the Separate Account. This charge is waived if your Contract Value is $60,000 or greater on the date the charge is assessed. It is also waived on distribution of proceeds due to death.

Each Underlying Fund also charges for management costs, any applicable asset allocation fee and other expenses.

If you withdraw or commute amounts from the Contract, we may deduct a withdrawal charge. The charge equals 5% of each Purchase Payment withdrawn if withdrawn within 5 years of the payment date.

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? At the time of purchase, you may choose the "Standard" Death Benefit or the "Annual Step-Up to Age 75" Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o CHART ASSET ALLOCATION PROGRAM. You may be eligible to enter into a separate investment advisory agreement with CitiStreet Financial Services LLC ("CFS"), an affiliate of the Company, for the purpose of receiving asset allocation advice under CFS's CHART Program (the "program"). Under the program, participants allocate Contract Value according to asset allocation models developed by CFS in consultation with CRA/RogersCasey, Inc., a well-known investment consulting firm. The program is not a part of the Contract issued by the Company, and you are not required to participate in the program. The program is fully described in a separate disclosure statement prepared by CFS.

       o MANAGED DISTRIBUTION PROGRAM. This optional program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 701/2 or retires. These minimum distributions occur during the accumulation phase.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only, and is only available to non-qualified Contracts and Individual Retirement Annuities.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your Purchase Payment. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payment, depending on when you elect to begin receiving the payments, every year until your Purchase Payment have been returned in full. We reserve the right not to include subsequent Purchase Payments in the calculation of the amount that we guarantee to return. You must be age 55 or older to elect this benefit.

                                    FEE TABLE
--------------------------------------------------------------------------------

                             ACCOUNTS GIS, QB AND MM
                         FUND U AND ITS UNDERLYING FUNDS

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(AS A PERCENTAGE OF PURCHASE PAYMENTS WITHDRAWN)

If withdrawn within 5 years after the Purchase Payment is made........... 5.00%
If withdrawn 5 or more years after the Purchase Payment is made.......... 0%

TRANSFER CHARGE.......................................................... $10(1)

(ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE

SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE................................ $15(2)

(ASSESSED ON AMOUNTS ALLOCATED TO THE SEPARATE ACCOUNTS UNTIL THE MATURITY
DATE.)

ANNUAL SEPARATE ACCOUNT CHARGES

(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF MANAGED SEPARATE ACCOUNTS AND FUND U)

We will assess a mortality and expense risk charge ("M&E"), and a GMWB charge if you elect the optional GMWB feature. Below is a summary of all charges that may apply, depending on the death benefit you select and the optional features you select:

                                                              ANNUAL STEP-UP TO
                                             STANDARD DEATH      AGE 75 DEATH
                                                BENEFIT            BENEFIT
                                            ---------------- -------------------

Mortality and Expense Risk Charge...........     1.25%              1.40%
Maximum GMWB Charge (3).....................     1.00%              1.00%
Total Annual Separate Account Charges
  with GMWB Selected........................     2.25%              2.40%

MAXIMUM ANNUAL FEE FOR CHART PROGRAM........     1.25%(4)

(AS A PERCENTAGE OF CONTRACT VALUE)

--------------
(1)  We do not currently assess the transfer charge.

(2) The Semiannual Contract Administrative Charge is waived if your Contract Value is $60,000 or greater on the date the charge is assessed, and from distribution of proceeds due to death.

(3)  The current charge for GMWB is 0.40%.

(4) The annual fee applies only to participant's who enter into an investment advisory agreement to participate in CFS' CHART Program. For participants with Contract Value $25,000 or less, the annual investment advisory fee is 1.25%; for participants with Contract Value between $25,001 and $50,000, the annual investment advisory fee is 1.15%; for participants with Contract Value between $50,001 and $75,000, the annual investment advisory fee is 1.05%; for participants with Contract Value between $75,001 and $100,000, the annual investment advisory fee is 0.95%; for participants with Contract Value between $100,001 and $150,000, the annual investment advisory fee is 0.80%; for participants with Contract Value between $150,001 and $250,000, the annual investment advisory fee is 0.60%; for participants with Contract Value between $250,001 and $400,000, the annual investment advisory fee is 0.40%; for participants with Contract Value between $400,001 and $600,000, the annual investment advisory fee is 0.30%; and for participants with Contract Value of $600,001 and higher, the annual investment advisory fee is 0.20%. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender.


































                      [THIS SPACE INTENTIONALLY LEFT BLANK]

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                           MINIMUM     MAXIMUM
                                                         ----------- -----------
TOTAL ANNUAL FUND OPERATING EXPENSES                        0.27%       4.72%
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                        DISTRIBUTION                               CONTRACTUAL FEE    NET TOTAL
                                                           AND/OR                   TOTAL ANNUAL        WAIVER          ANNUAL
                                          MANAGEMENT   SERVICE (12B-1)    OTHER       OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                             FEE            FEES         EXPENSES      EXPENSES     REIMBURSEMENT      EXPENSES
----------------                         ------------ ----------------- ---------- -------------- ----------------- ----------------
Capital Appreciation Fund ..............    0.75%             --           0.07%         0.82%            --            0.82%(15)
Dreyfus Stock Index Fund --
   Initial Shares ......................    0.25%             --           0.02%         0.27%            --            0.27%
High Yield Bond Trust ..................    0.52%             --           0.13%         0.65%            --            0.65%(1)
Managed Assets Trust ...................    0.50%             --           0.09%         0.59%            --            0.59%(15)
ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC.
   AllianceBernstein Premier
     Growth Portfolio -- Class B* ......    1.00%           0.25%          0.05%         1.30%            --              -- (2)
CITISTREET FUNDS, INC.
   CitiStreet Diversified Bond
     Fund -- Class I ...................    0.44%             --           0.11%         0.55%            --            0.55%
   CitiStreet International
     Stock Fund -- Class I .............    0.74%             --           0.16%         0.90%            --            0.90%
   CitiStreet Large Company
     Stock Fund -- Class I .............    0.53%             --           0.10%         0.63%            --            0.63%
   CitiStreet Small Company
     Stock Fund -- Class I .............    0.60%             --           0.19%         0.79%            --            0.79%
DELAWARE VIP TRUST
   Delaware VIP REIT Series --
     Standard Class ....................    0.75%             --           0.11%         0.86%            --            0.86%(3)
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment
     Fund -- Developing Leaders
     Portfolio -- Initial Shares .......    0.75%             --           0.07%         0.82%            --            0.82%

                                                        DISTRIBUTION                               CONTRACTUAL FEE    NET TOTAL
                                                           AND/OR                   TOTAL ANNUAL        WAIVER          ANNUAL
                                          MANAGEMENT   SERVICE (12B-1)    OTHER       OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                             FEE            FEES         EXPENSES      EXPENSES     REIMBURSEMENT      EXPENSES
----------------                         ------------ ----------------- ---------- -------------- ----------------- ----------------
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Small Cap Fund --
     Class 2 Shares* ...................    0.51%           0.25%          0.29%         1.05%            --            1.05%(4)
   Mutual Shares Securities
     Fund -- Class 2 Shares* ...........    0.60%           0.25%          0.20%         1.05%            --            1.05%(5)
   Templeton Developing Markets
     Securities Fund --
     Class 2 Shares* ...................    1.25%           0.25%          0.30%         1.80%            --            1.80%
   Templeton Foreign Securities
     Fund -- Class 2 Shares* ...........    0.69%           0.25%          0.22%         1.16%            --            1.16%(6)
   Templeton Global Asset
     Allocation Fund --
     Class 1 Shares ....................    0.61%             --           0.21%         0.82%            --               --(6)(22)
   Templeton Growth Securities
     Fund -- Class 1 Shares ............    0.81%             --           0.07%         0.88%            --            0.88%(8)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio ..............    0.75%             --           0.02%         0.77%            --            0.77%
   Fundamental Value Portfolio .........    0.75%             --           0.02%         0.77%            --            0.77%
JANUS ASPEN SERIES
   International Growth
     Portfolio -- Service Shares* ......    0.65%           0.25%          0.11%         1.01%            --            1.01%
LAZARD RETIREMENT SERIES, INC ..........
   Lazard Retirement Small Cap
     Portfolio* ........................    0.75%           0.25%          0.37%         1.37%            --            1.37%(9)
MANAGED SEPARATE ACCOUNTS
   Travelers Growth and Income
     Stock Account for Variable
     Annuities (GIS) ...................    0.65%             --             --          0.65%            --            0.65%
   Travelers Money Market
     Account for Variable
     Annuities (MM) ....................    0.32%             --             --          0.32%            --            0.32%
   Travelers Quality Bond
     Account for Variable
     Annuities (QB) ....................    0.32%             --            --           0.32%                          0.32%
PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio --
     Administrative Class* .............    0.25%           0.15%          0.26%         0.66%          0.01%           0.65%(10)
PUTNAM VARIABLE TRUST
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*  .........    0.80%           0.25%          0.12%         1.17%            --            1.17%(11)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC ....................
   All Cap Fund -- Class I .............    0.85%             --           0.13%         0.98%            --            0.98%
   Investors Fund -- Class I ...........    0.70%             --           0.12%         0.82%            --            0.82%
   Small Cap Growth Fund -- Class I ....    0.75%             --           0.51%         1.26%            --            1.26%

                                                        DISTRIBUTION                               CONTRACTUAL FEE    NET TOTAL
                                                           AND/OR                   TOTAL ANNUAL        WAIVER          ANNUAL
                                          MANAGEMENT   SERVICE (12B-1)    OTHER       OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                             FEE            FEES         EXPENSES      EXPENSES     REIMBURSEMENT      EXPENSES
----------------                         ------------ ----------------- ---------- -------------- ----------------- ----------------
THE TRAVELERS SERIES TRUST
   Disciplined Mid Cap
     Stock Portfolio ...................    0.70%             --           0.12%         0.82%            --            0.82%(12)
   Lazard International
     Stock Portfolio ...................    0.83%             --           0.17%         1.00%            --            1.00%(15)
   MFS Mid Cap Growth Portfolio ........    0.80%             --           0.12%         0.92%            --            0.92%(13)
   MFS Value Portfolio .................    0.75%             --           0.33%         1.08%            --            --(13)(22)
   Pioneer Fund Portfolio ..............    0.75%             --           0.40%         1.15%            --            1.15%(14)
   Social Awareness
     Stock Portfolio ...................    0.62%             --           0.16%         0.78%            --            0.78%(15)
   U.S. Government
     Securities Portfolio ..............    0.32%             --           0.10%         0.42%            --            0.42%(15)
TRAVELERS SERIES FUND INC.
   MFS Total Return Portfolio ..........    0.80%             --           0.02%         0.82%            --            0.82%
   Pioneer Strategic
     Income Portfolio ..................    0.75%             --           0.25%         1.00%            --            1.00%
   SB Adjustable Rate Income
     Portfolio Smith
     Barney Class* .....................    0.60%           0.25%          3.87%         4.72%          3.72%           1.00%(16)
   Smith Barney Aggressive
     Growth Portfolio ..................    0.80%             --           0.02%         0.82%            --            0.82%
   Smith Barney Large
     Capitalization Growth
     Portfolio .........................    0.75%             --           0.04%         0.79%            --            0.79%
   Strategic Equity Portfolio ..........    0.80%             --           0.04%         0.84%            --            0.84%
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio
     Class II Shares* ..................    0.60%           0.25%          0.05%         0.90%            --            0.90%
VARIABLE INSURANCE PRODUCTS FUND
   Equity-Income Portfolio --
     Initial Class .....................    0.48%             --           0.09%         0.57%            --            --(17)(22)
   Growth Portfolio --
     Initial Class .....................    0.58%             --           0.09%         0.67%            --            --(18)(22)
VARIABLE INSURANCE PRODUCTS FUND II
   Asset Manager Portfolio --
     Initial Class .....................    0.53%             --           0.10%         0.63%            --            --(19)(22)
   Contrafund(R) Portfolio --
     Service Class 2* ..................    0.58%           0.25%          0.10%         0.93%            --            --(20)(22)
VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio --
     Service Class 2* ..................    0.58%           0.25%          0.12%         0.95%            --            --(21)(22)


----------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

 (1) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million. Other expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (2) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.

 (3) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2004, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed

       0.95%. Effective May 1, 2004 through April 30, 2005, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

 (4) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission. Including such reduction, Net Total Annual Operating Expenses are 1.01%.

 (5) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (6) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC). Including such reduction, Net Total Annual Operating Expenses are 1.16%.

 (7) The Fund administration fee is paid indirectly through the management fee.

 (8) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (9) The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2004 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

 (10) "Other Expenses" reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed, for the fund's current fiscal year, to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

 (11) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.

 (12) Fund has a voluntary expense cap of 0.95%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (13) Fund has a voluntary expense cap of 1.00%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (14) Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other expense include 0.06% adminstrative services fee the Fund pays to Travelers Insurance Company.

 (15) Fund has a voluntary expense cap of 1.25%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (16) Management has contractually agreed to waive fees and/or reimburse expenses through a period of 16 months from October 31, 2003 so that "Net Annual Operating Expenses" will not exceed 1.00%.

 (17) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.56%. These offsets may be discontinued at any time.

 (18) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.64%. These offsets may be discontinued as any time.

 (19) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.62%. These offsets may be discontinued at any time.

 (20) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

 (21) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

 (22) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                             VOLUNTARY FEE
                                                                             WAIVER AND/OR
                                                                                EXPENSE              NET TOTAL ANNUAL
       FUNDING OPTION                                                        REIMBURSEMENT          OPERATING EXPENSES
       -----------------                                                ------------------------  ------------------------
       Templeton Global Asset Allocation Fund -- Class 1 Shares.....             0.01%                     0.81%
       MFS Value Portfolio..........................................             0.08%                     1.00%
       Equity-Income Portfolio -- Initial Class.....................             0.01%                     0.56%
       Growth Portfolio -- Initial Class............................             0.03%                     0.64%
       Asset Manager Portfolio -- Initial Class.....................             0.01%                     0.62%
       Contrafund(R) Portfolio -- Service Class 2...................             0.03%                     0.90%
       Mid Cap Portfolio -- Service Class 2.........................             0.02%                     0.93%


EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect all of the available optional benefits.


EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, and the Guaranteed Minimum Withdrawal Benefit at the maximum charge.


                                       IF CONTRACT IS SURRENDERED AT THE END         IF CONTRACT IS NOT SURRENDERED OR
                                                 OF PERIOD SHOWN:                 ANNUITIZED AT THE END OF PERIOD SHOWN:
                                      ----------------------------------------    ----------------------------------------
                                        1          3          5          10         1          3          5          10
FUNDING OPTION                        YEAR       YEARS      YEARS      YEARS      YEAR       YEARS      YEARS      YEARS
------------------                    ----------------------------------------    ----------------------------------------
Underlying Fund with Maximum
Total Annual Operating Expenses        784       1371       1984        3139      284        871        1484        3139
Underlying Fund with Minimum
Total Annual Operating Expenses       1218       2605       3931        6491      718        2105       3431        6491


EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, and the Guaranteed Minimum Withdrawal Benefit at the current charge.


                                       IF CONTRACT IS SURRENDERED AT THE END         IF CONTRACT IS NOT SURRENDERED OR
                                                 OF PERIOD SHOWN:                 ANNUITIZED AT THE END OF PERIOD SHOWN:
                                      ----------------------------------------    ----------------------------------------
                                        1          3          5          10         1          3          5          10
FUNDING OPTION                        YEAR       YEARS      YEARS      YEARS      YEAR       YEARS      YEARS      YEARS
------------------                    ----------------------------------------    ----------------------------------------
Underlying Fund with Maximum
Total Annual Operating Expenses        724       1191       1685        2545      224        691        1185        2545
Underlying Fund with Minimum
Total Annual Operating Expenses       1161       2449       3695        6133      661        1949       3195        6133


EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the Guaranteed Minimum Withdrawal Benefit at the current charge, and the CHART program at the maximum fee. Under the CHART program, you choose to enter into a separate investment advisory agreement with CFS for the purpose of receiving asset allocation advice The example assumes that your Contract Value is allocated to the most expensive and least expensive Underlying Funds; however, under the program, your Contract Value is currently allocated amongst four Underlying Funds, each of which is substantially less expensive than the example reflecting the maximum total operating expenses. The program is not part of the Contract issued by the Company.

                                       IF CONTRACT IS SURRENDERED AT THE END         IF CONTRACT IS NOT SURRENDERED OR
                                                 OF PERIOD SHOWN:                 ANNUITIZED AT THE END OF PERIOD SHOWN:
                                      ----------------------------------------    ----------------------------------------
                                        1          3          5          10         1          3          5          10
FUNDING OPTION                        YEAR       YEARS      YEARS      YEARS      YEAR       YEARS      YEARS      YEARS
------------------                    ----------------------------------------    ----------------------------------------
Underlying Fund with Maximum           849       1562       2298        3739      349        1062       1798       3739
Total Annual Operating Expenses
Underlying Fund with Minimum
Total Annual Operating Expenses       1280       2771       4178        6850      780        2271       3678       6850

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------


Universal Select Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                    MAXIMUM AGE BASED ON
                                                 THE OLDER OF THE OWNER AND
DEATH BENEFIT/OPTIONAL FEATURE                 ANNUITANT ON THE CONTRACT DATE
----------------------------------------    ------------------------------------

Standard Death Benefit                                      85

Annual Step-Up to Age 75 Death Benefit                      74

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9406.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. Minimum Purchase Payment amounts are:

       o   IRAs: $1,000; minimum of $100 for subsequent payment

       o   other Qualified Contracts: $20

       o non-qualified Contracts: $1,000; minimum of $100 for subsequent payment

Any Purchase Payment that would cause the aggregate Purchase Payments under the Contract to exceed $1,000,000 are subject to our approval at our Home Office. Additional Purchase Payments are not permitted for Contracts purchased with a beneficiary-directed transfer of death benefit proceeds. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in the value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

YOU WILL FIND DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS AND THEIR INHERENT RISKS IN THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS. SINCE EACH OPTION HAS VARYING DEGREES OF RISK, PLEASE READ THE PROSPECTUSES CAREFULLY. THERE IS NO ASSURANCE THAT ANY OF THE UNDERLYING FUNDS WILL MEET ITS INVESTMENT OBJECTIVES. CONTACT YOUR REGISTERED REPRESENTATIVE OR CALL 1-800-842-9406 TO REQUEST COPIES OF THE PROSPECTUSES.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:


               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------   ------------------------------------
Capital Appreciation Fund                  Seeks growth of capital. The Fund          Travelers Asset Management
                                           normally invests in equity securities      International Company LLC ("TAMIC")
                                           of issuers of any size and in any          Subadviser: Janus Capital Corp.
                                           industry.

Dreyfus Stock Index Fund -- Initial        Seeks to match the total return of the     The Dreyfus Corporation
Shares                                     S&P 500 Index. The Fund normally           Subadviser: Mellon Equity
                                           invests in all 500 stocks in the S&P       Associates
                                           500 in proportion to their weighting
                                           in the index.

High Yield Bond Trust                      Seeks high current income. The Fund        Travelers Asset Management
                                           normally invests in below                  International Company LLC ("TAMIC")
                                           investment-grade bonds and debt
                                           securities.

Managed Assets Trust                       Seeks high total return. The Fund          Travelers Asset Management
                                           normally invests in equities,              International Company LLC ("TAMIC")
                                           convertible and fixed-income               Subadviser: Travelers Investment
                                           securities. The Fund's policy is to        Management Company ("TIMCO")
                                           allocate investments among asset
                                           classes.
ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.

   AllianceBernstein Premier Growth        Seeks growth of capital. The Fund          Alliance Capital Management L.P.
     Portfolio -- Class B                  normally invests in equity securities
                                           of a relatively small number of
                                           intensely researched U.S. companies.
CITISTREET FUNDS, INC.
   CitiStreet Diversified Bond Fund        Seeks maximum long term total return.      CitiStreet Funds Management LLC
     -- Class I                            The Fund normally invests in fixed         ("CitiStreet")
                                           income securities.                         Subadviser: Western
                                                                                      AssetManagement Company; Salomon
                                                                                      Brothers Asset Management
                                                                                      ("SBAM"); and SSgA Funds
                                                                                      Management ("SSgA")
   CitiStreet International Stock          Seeks maximum long term total return.      CitiStreet
     Fund -- Class I                       The Fund normally invests in the           Subadviser: Bank of Ireland Asset
                                           common stocks of established non-U.S.      Management (U.S.) Limited;
                                           companies. Citigroup Asset Management
                                                                                      Limited, and SSgA
   CitiStreet Large Company Stock          Seeks maximum long term total return.      CitiStreet
     Fund -- Class I                       The Fund normally invests in the           Subadviser: Wellington Management
                                           common stocks of large, well               Company; Smith Barney Fund
                                           established companies.                     Management LLC, and SSgA

   CitiStreet Small Company Stock          Seeks maximum long term total return.      CitiStreet
     Fund -- Class I                       The Fund normally invests in the           Subadviser: TCW Investment
                                           common stocks of small companies.          Management; SBAM; and SSgA

DELAWARE VIP TRUST
   Delaware VIP REIT Series --             Seeks to achieve maximum long term         Delaware Management Company
     Standard Class                        total return with capital appreciation     ("Delaware")
                                           as a secondary objective. The Fund
                                           normally invests in companies that
                                           manage a portfolio of real estate to
                                           earn profits for shareholders
                                           (REITS).
DREYFUS VARIABLE INVESTMENT FUND

   Dreyfus Variable Investment Fund        Seeks to maximize capital                  The Dreyfus Corporation
     -- Developing Leaders Portfolio       appreciation. The Fund normally
     -- Initial Shares                     invests in companies with market
                                           capitalizations of less than $2
                                           billion at the time of purchase.
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST

   Franklin Small Cap Fund --              Seeks long-term capital growth. The        Franklin Advisers, Inc.
     Class 2 Shares                        Fund normally invests in small
                                           capitalization companies.

   Mutual Shares Securities Fund --        Seeks capital appreciation. Income is      Franklin Mutual Advisers, LLC
     Class 2 Shares                        a secondary objective. The Fund
                                           normally invests in equity securities
                                           of companies believed to be
                                           undervalued.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------   ------------------------------------
   Templeton Developing Markets            Seeks long-term capital appreciation.      Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares     The Fund normally invests in the
                                           investments of emerging market
                                           countries, primarily equity securities.

   Templeton Foreign Securities Fund       Seeks long-term capital growth. The        Templeton Investment Counsel, LLC
     -- Class 2 Shares                     Fund normally invests in investments,
                                           primarily equity securities, of
                                           issuers located outside of the U.S.,
                                           including those in emerging markets.

   Templeton Global Asset Allocation       Seeks high total return. The Fund          Templeton Investment Counsel, LLC
     Fund -- Class 1 Shares                normally invests in equity securities
                                           of companies in any country, debt
                                           securities of companies and
                                           governments of any country, and in
                                           money market instruments and it may
                                           invest in high-yield, lower rated
                                           bonds.

   Templeton Growth Securities Fund        Seeks long-term capital growth. The        Templeton Global Advisors Limited
     -- Class 1 Shares                     Fund normally invests in equity
                                           securities of companies located
                                           anywhere in the world, including the
                                           U.S. and emerging markets.
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                  Seeks long- term appreciation of           Smith Barney Fund Management LLC
                                           capital. The Fund normally invests in      ("SBFM")
                                           equity securities of U.S. companies.

   Fundamental Value Portfolio             Seeks long-term capital growth.            SBFM
                                           Current income is a secondary
                                           consideration. The Fund normally
                                           invests in common stocks, and common
                                           stock equivalents of companies,
                                           believed to be undervalued.
JANUS ASPEN SERIES

   International Growth Portfolio --       Seeks long-term growth of capital. The     Janus Capital
     Service Shares                        Fund normally invests in securities of
                                           issuers from at least five countries,
                                           excluding the U.S.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.      Lazard Asset Management, LLC
     Portfolio                             The Fund normally invests in equity
                                           securities, principally common stocks,
                                           of relatively small U.S. companies
                                           that are believed to be undervalued
                                           based on their earnings, cash flow or
                                           asset values.
MANAGED SEPARATE ACCOUNTS
   Travelers Growth and Income Stock       Seeks long-term accumulation of            Travelers Asset Management
     Account for Variable Annuities        principal through capital appreciation     International Company LLC ("TAMIC")
     (GIS)                                 and retention of net investment            Subadviser: TIMCO
                                           income. The Fund normally invests in
                                           the common stocks of large U.S.
                                           companies based on a quantative
                                           screening process and to mirror the
                                           overall risk, sector weightings and
                                           growth value style characteristics of
                                           the S&P 500 Index.

   Travelers Money Market Account for      Seeks preservation of capital, a high      TAMIC
     Variable Annuities (MM)               degree of liquidity and high current
                                           income. The Fund normally invests in
                                           high quality U.S. dollar denomintaed
                                           money market instruments.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------   ------------------------------------
   Travelers Quality Bond Account for      Seeks current income, moderate capital     TAMIC
     Variable Annuities (QB)               volatility and total return. The Fund
                                           normally invests in investment-grade
                                           debt securities and money market
                                           instruments.
PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio --               Seeks maximum total return, consistent     Pacific Investment Management
     Administrative Class                  with preservation of capital and           Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.
PUTNAM VARIABLE TRUST

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund       Putnam Investment Management
     Class IB Shares                       normally invests in the common stocks      ("Putnam")
                                           of U.S. companies believed to be
                                           undervalued in the market.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.

   All Cap Fund -- Class I                 Seeks capital appreciation. The Fund       Salomon Brothers Asset Management
                                           normally invests in common stocks and      ("SBAM")
                                           their equivalents of companies
                                           believed to be undervalued in the
                                           marketplace.

   Investors Fund -- Class I               Seeks long term growth of capital.         SBAM
                                           Secondarily seeks current income. The
                                           Fund normally invests in common stocks
                                           of established companies.

   Small Cap Growth Fund -- Class I        Seeks long term growth of capital. The     SBAM
                                           Fund normally invests in equity
                                           securities of companies with small
                                           market capitalizations.

THE TRAVELERS SERIES TRUST
   Disciplined Mid Cap Stock Portfolio     Seeks growth of capital. The Fund          TAMIC
                                           normally invests in the equity             Subadviser: Travelers Investment
                                           securities of companies with mid-size      Management Company ("TIMCO")
                                           market capitalizations.

   Lazard International Stock              Seeks capital appreciation. The Fund       TAMIC
     Portfolio                             normally invests in equity securities      Subadviser: Lazard Asset Management
                                           of non-U.S. domiciled companies
                                           located in developed markets.

   MFS Mid Cap Growth Portfolio            Seeks long term growth of capital. The     TAMIC
                                           Fund normally invests in equity            Subadviser: MFS
                                           securities of companies with medium
                                           market capitalization that are
                                           believed to have above average growth
                                           potential.

   MFS Value Portfolio                     Seeks capital appreciation and             TAMIC
                                           reasonable income. The Fund normally       Subadviser: MFS
                                           invests in income producing equity
                                           securities of companies believed to be
                                           undervalued in the market.

   Pioneer Fund Portfolio                  Seeks reasonable income and capital        TAMIC
                                           growth. The Fund normally invests in
                                           Subadviser: Pioneer Investment equity
                                           securities that are carefully
                                           Management Inc. selected, reasonably
                                           priced securities.

   Social                                  Awareness Stock Portfolio Seeks long
                                           term capital appreciation Smith
                                           Barney Fund Management LLC and
                                           retention of net investment ("SBFM")
                                           income. The Fund normally invests in
                                           equity securities. The Fund seeks
                                           companies that meet certain
                                           investment criteria and social
                                           criteria.

   U.S. Government Securities Portfolio    Seeks current income, total return and     TAMIC
                                           high credit quality. The Fund normally
                                           invests in securities issued or
                                           guaranteed by the U.S. Government, its
                                           agencies or instrumentalities.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                    OBJECTIVE                           ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------   ------------------------------------
TRAVELERS SERIES FUND INC.

   MFS Total Return Portfolio              Seeks above average income consistent      TIA
                                           with the prudent employment of             Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.

   Pioneer Strategic Income Portfolio      Seeks high current income consistent       TIA
                                           with preservation of capital. The Fund     Subadviser: Putnam Investment
                                           normally invests in debt securities of     Management, Inc.
                                           U.S. and foreign governments and
                                           corporations.

   SB Adjustable Rate Income               Seeks high current income and to limit     Smith Barney Fund Management LLC
     Portfolio Smith Barney Class          the degree of fluctuation of its net
                                           asset value resulting from movements
                                           in interest rates. The Fund normally
                                           invests in adjustable rate
                                           securities.

   Smith Barney Aggressive Growth          Seeks long-term capital appreciation.      SBFM
     Portfolio                             The Fund normally invests in common
                                           stocks of companies that are
                                           experiencing, or are expected to
                                           experience, growth in earnings.

   Smith Barney Large Capitalization       Seeks long term growth of capital. The     SBFM
     Growth Portfolio                      Fund normally invests in equities, or
                                           similar securities, of companies with
                                           large market capitalizations.

   Strategic Equity Portfolio              Seeks capital appreciation. The Fund       TIA
                                           normally invests in the equity             Subadviser: Fidelity Management &
                                           securities, primarily in common stocks     Research Company ("FMR")
                                           of domestic issuers, and is not
                                           constrained to any particular
                                           investment style.
VAN KAMPEN LIFE INVESTMENT TRUST

   Comstock Portfolio Class II Shares      Seeks capital growth and income. The       Van Kampen Asset Management Inc.
                                           Fund normally invests in common and        ("Van Kampen")
                                           preferred stocks, and convertible
                                           securities, of well established
                                           undervalued companies.
VARIABLE INSURANCE PRODUCTS FUND

   Equity-Income Portfolio -- Initial      Seeks reasonable income. The Fund          Fidelity Management & Research
     Class                                 normally invests in equity securities      Company ("FMR")
                                           with a focus on income producing
                                           equities.

   Growth Portfolio -- Initial Class       Seeks capital appreciation. The Fund       Fidelity Management & Research
                                           normally invests in common stocks          Company ("FMR")
                                           believed to have above-average growth
                                           potential.

VARIABLE INSURANCE PRODUCTS FUND II

   Asset Manager Portfolio -- Initial      Seeks high total return with reduced       Fidelity Management & Research
     Class                                 risk over the long-term. The Fund          Company ("FMR")
                                           normally invests by allocating assets
                                           among stocks, bonds and short-term
                                           instruments.

   Contrafund(R) Portfolio -- Service      Seeks long term capital appreciation.      Fidelity Management & Research
     Class 2                               The Fund normally invests in common        Company ("FMR")
                                           stocks of companies whose value may
                                           not be fully recognized by the public.
VARIABLE INSURANCE PRODUCTS FUND III

   Mid Cap Portfolio -- Service Class 2    Seeks long term growth of capital. The     Fidelity Management & Research
                                           Fund normally invests in common stocks     Company ("FMR")
                                           of companies with medium market
                                           capitalizations.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix B for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o   administration of the annuity options available under the Contracts

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent and

       o   other costs of doing business

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge (deferred sales charge) of 5% will apply if a Purchase Payment is withdrawn within five years of its payment date. This deferred sales charge is deducted only from Purchase Payments withdrawn, not on growth. For this calculation, the five years is measured from the first day of the month the payment is made.

In the case of a partial withdrawal, payments made first will be considered to be withdrawn first ("first in, first out"). In no event may the withdrawal charge exceed 5% of premiums paid in the five years immediately preceding the withdrawal date, nor may the charge exceed 5% of the amount withdrawn.

For purposes of the withdrawal charge calculation, withdrawals will be deemed to be taken first from:

       (a)   any Purchase Payments to which no withdrawal charge applies then

       (b) any remaining free withdrawal allowance (as described below) after reduction by the amount of (a), then

       (c) any Purchase Payments to which withdrawal charges apply (on a first-in, first-out basis) and, finally

       (d)   from any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge due to:

       o the death of the Contract Owner or Annuitant with no Contingent Annuitant surviving;

       o minimum distributions (as defined by the Internal Revenue Code) taken under our Managed Distribution Program then in effect if elected by the Contract Owner by written request;

       o   the start of a Life Annuity option;

       o the start of Payments for a Fixed Period of at least a 5-year duration;

       o disability of the Annuitant, subsequent to the Contract Date, as defined by the Internal Revenue Code, for Contracts issued as 403(b) Plan; or

       o a distribution under a Contract issued as a 403(b) plan where the Annuitant is over age 55 and retired and the Contract has been in effect for at least 5 years. Payment must be made to the Contract Owner. Proof of retirement is required if the Annuitant is under age 65.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year and prior to the Maturity Date, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to all withdrawals. We reserve the right to not permit the provision on a full surrender. You may withdraw the Free Withdrawal Allowance during the first Contract Year if taken under a systematic withdrawal program.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGE

Before the Maturity Date, we deduct a semiannual Contract administrative charge of $15 in June and December of each year from amounts allocated to the Separate Accounts. This charge is waived if your Contract Value is $60,000 or greater on the date the charge would be assessed. It is also waived from distribution of proceeds due to death. The charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e., calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in each Separate Account applicable to the Variable Funding Options you select. We reflect the deduction in our calculation of accumulation and Annuity Unit values. If you choose the Standard Death Benefit, the M&E charge is 1.25% annually. If you select the Annual Step-Up to Age 75 Death Benefit, the M&E charge is 1.40% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each Variable Funding Option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

THE CHART PROGRAM FEE

If you are a participant in the CHART Program, there is an additional fee. Please see the "CHART Program" sub-section under the section "Asset Allocation Services" in this prospectus.

MANAGED SEPARATE ACCOUNTS: MANAGEMENT AND FEES

The investments and administration of each managed Separate Account are under the direction of a Board of Managers. Subject to the authority of each Board of Managers, TIMCO and TAMIC furnish investment management and advisory services as indicated in the Investment Option Chart. Additionally, the Board of Managers for each managed Separate Account annually selects an independent public accountant, reviews the terms of the management and investment advisory agreements, recommends any changes in the fundamental investment policies (and submits any such changes to Contract Owners at a special meeting), and takes any other actions necessary in connection with the operation and management of the managed Separate Accounts.

Travelers Asset Management International Company LLC ("TAMIC") is a registered investment adviser that has provided investment advisory services since its incorporation in 1978. Its principal offices are located at One Cityplace, Hartford, Connecticut, and it is an indirect wholly owned subsidiary of Citigroup Inc., a bank holding company. TAMIC provides investment and management and advisory services to Accounts GIS, QB and MM.

              ACCOUNT                           ANNUAL MANAGEMENT FEE
----------------------------------  --------------------------------------------
Account GIS....................         0.65% of the first $500,000,000, plus
                                        0.55% of the next $500,000,000, plus
                                        0.50% of the next $500,000,000, plus
                                        0.45% of the next $500,000,000, plus
                                        0.40% of amounts over $2,000,000,000
                                    (of Account GIS's aggregate net asset value)

Account QB.....................         0.3233% of average daily net assets

Account MM.....................         0.3233% of average daily net assets

The Travelers Investment Management Company ("TIMCO") is a registered investment adviser that has provided investment advisory services since its incorporation in 1967. Its principal offices are located at 100 First Stamford Place, Stamford, Connecticut, and it is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which is a wholly owned subsidiary of Citigroup Inc., a bank services holding company. Under the supervision of TAMIC, TIMCO serves as the subadvisor of Account GIS. According to the terms of this written subadvisory agreement, TAMIC will pay TIMCO a fee equivalent on an annual basis to the following:

       ANNUAL                                             AGGREGATE NET ASSET
  SUBADVISORY FEE                                         VALUE OF THE ACCOUNT
---------------------                                  -------------------------
       0.45%                    of the first               $700,000,000 plus
       0.275%                   of the next                $300,000,000 plus
       0.25%                    of the next                $500,000,000 plus
       0.225%                   of the next                $500,000,000 plus
       0.20%                    of amounts over            $2,000,000,000

TIMCO also acts as investment adviser or subadviser for:

       o   other investment companies used to fund variable products

       o   individual and pooled pension and profit-sharing accounts

       o   affiliated companies of The Travelers Insurance Company.

TAMIC also acts as investment adviser or subadviser for:

       o   other investment companies used to fund variable products

       o individual and pooled pension and profit-sharing accounts and domestic insurance companies affiliated with The Travelers Insurance Company

       o   nonaffiliated insurance companies.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Transfers from the Fixed Account are subject to restrictions described in Appendix B.

Currently, there are no charges for transfers; however, we reserve the right to charge a $10 fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading activity, we will consider, among other things, the following factors:

            o   the dollar amount you request to transfer;

            o the number of transfers you made within the previous three months;

            o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

            o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.


In addition to the above, we also reserve the right to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:


            o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

            o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.


The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, may not be able to prevent all excessive trading and market timing activity from occurring. For example:

    o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

    o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

    o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.


FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                            ASSET ALLOCATION SERVICES
--------------------------------------------------------------------------------

GENERAL

Asset allocation is a method of investment diversification that allocates assets among asset classes with the goal of managing investment risk and potentially enhancing returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks/equities, bonds/fixed income, and cash equivalents. There are often further divisions among wider asset classes, for example, classes representing company size (large cap, mid cap, and small cap), and classes representing foreign and U.S. investments.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility over the long term. THERE IS NO ASSURANCE THAT INVESTMENT RETURNS WILL BE BETTER THROUGH PARTICIPATION IN AN ASSET ALLOCATION PROGRAM - INVESTMENTS MAY STILL LOSE MONEY AND EXPERIENCE VOLATILITY.

THE ASSET ALLOCATION PROGRAMS DESCRIBED BELOW ARE NOT A PART OF THE CONTRACT ISSUED BY THE COMPANY. THE COMPANY IS NOT REGISTERED AS AN INVESTMENT ADVISER, AND IS NOT OFFERING INVESTMENT ADVICE IN MAKING AVAILABLE THE ASSET ALLOCATION PROGRAMS.

CHART PROGRAM

An affiliate of the Company, CitiStreet Financial Services LLC ("CFS"), offers an asset allocation program to participants of qualified retirement plans who own the Contract individually or are participants in a group Contract owned by the plan (collectively, "participants"). The program, called "CHART", is available for an additional asset-based fee that is payable by the participant to CFS for offering the program. When a participant elects the program ("program participant"), he or she must enter into an investment advisory agreement with CFS. CFS may not offer the program to all purchasers of the Contract.

Affiliates of CFS, CitiStreet Associates LLC, a licensed insurance agency, and CitiStreet Equities LLC, a broker-dealer, may receive compensation payable by the Company for selling the Contract to your plan and for additional contributions made by plan participants. CFS, CitiStreet Associates LLC, and CitiStreet Equities LLC are subsidiaries of CitiStreet LLC, a joint venture of State Street Bank and Trust Company and indirect subsidiaries of Citigroup, Inc., including a portion that is ultimately owned by the Company.

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE CHART PROGRAM - A COMPLETE DESCRIPTION IS AVAILABLE IN THE DISCLOSURE STATEMENT FOR THE PROGRAM. NOTE:
THERE ARE LIMITATIONS ON THE INVESTMENT ADVISORY ACTIVITIES THAT

CFS'S REPRESENTATIVES CAN PERFORM FOR PROGRAM PARTICIPANTS. PLEASE REFER TO THE DISCLOSURE STATEMENT AND OTHER DOCUMENTS THAT CFS IS REQUIRED TO PROVIDE TO YOU.

Participants who enter into an investment advisory agreement with CFS to participate in the program are authorizing CFS to allocate their Contract Value according to asset allocation models developed in consultation with CRA/RogersCasey, Inc., a well-known investment consulting firm. When electing the program, a program participant must complete a questionnaire designed to evaluate his or her risk tolerance and investment time horizon. Based on the results of the questionnaire, participants are matched to an investor profile. Each investor profile establishes allocation percentages among four "program funds", each of which is a Variable Funding Option offered under the Contract. Currently, the program funds are CitiStreet International Stock Fund, CitiStreet Small Company Stock Fund, CitiStreet Large Company Stock Fund and CitiStreet Diversified Bond Fund. Each of the program funds is advised by CitiStreet Funds Management LLC, an affiliate of CFS.

Periodically, CFS reviews its investment model and each investor profile, and may make changes to the allocation percentages between the asset classes of the investor profiles, may change the number of asset classes, or may change the program funds. If, as a result of such review, a change is made to an investor profile, CFS will notify program participants in advance of the change, and the participant will have the opportunity to reject the change.

At any time, a program participant can request a change to his or her investor profile or the allocation of his or her Contract Value amongst the Variable Funding Options, or can elect to terminate the program. CFS representatives will make reasonable efforts to contact program participants at least annually to discuss any adjustments to the models and to determine whether the participant's investment objectives have changed. In addition, program participants will receive a quarterly performance report from the Company that provides information about the Variable Funding Options.

Program participants who elect to participate in CHART are required to only allocate their Contract Value amongst the program funds. A program participant can elect to have his or her Contract Value "rebalanced" on a monthly, quarterly, semi-annual, or annual basis, to maintain the asset allocation percentages originally selected according to the model portfolio or a customized portfolio.

PROGRAM FEES - DEDUCTIONS FROM CONTRACT VALUE

CFS charges an annual asset-based fee to participate in the program as a percentage of the participant's Contract Value, as described in the table below.

                                           MAXIMUM ANNUAL FEE FOR
                  CONTRACT VALUE               CHART PROGRAM
                   $0 - $25,000                    1.25%
                $25,001 - $50,000                  1.15%
                $50,001 - $75,000                  1.05%
                $75,001 - $100,000                 0.95%
               $100,001 - $150,000                 0.80%
               $150,001 - $250,000                 0.60%
               $250,001 - $400,000                 0.40%
               $400,001 - $600,000                 0.30%
                 $600,001 or more                  0.80%

Please refer to the disclosure statement for the program for a detailed description of how and when the annual program fee is calculated and when it is deducted.

The annual fee to participate in the program is in addition to any Contract fees and charges. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender. Partial surrenders made to pay program fees will reduce the participant's Contract Value, the guaranteed minimum death benefit, and the amount available for free withdrawals. PLEASE CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DISCUSS THE PROGRAM.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

The Contract Owner may redeem all or any portion of the Cash Surrender Value any time before the Maturity Date. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which amounts are to be withdrawn, the withdrawal will be made on a pro rata basis. The Cash Surrender Value will be determined as of the business day after we receive the surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments made. Withdrawals during the annuity period are not allowed.

We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your Purchase Payment regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You may elect the benefit at time you purchase your Contract or, you may elect to add the benefit to your Contract at any time after your Contract Date. You may only elect this benefit if you are age 55 or older. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.

If you elect the benefit at the time you purchase your Contract, your initial Purchase Payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. If you elect to add the benefit to your Contract after your Contract Date, your Contract Value on the date you elect the benefit is used to determine your initial RBB. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after the effective date of your GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after the effective date of your GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

We must consent to any RBB over $1 million. We may impose a maximum RBB in the future. We would impose the maximum RBB by excluding subsequent premium payments from the RBB. Such a maximum would not apply to any RBB to which we previously consented. These restrictions may apply differently depending on the state that your Contract is issued.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary (or for Contract Owners who elect GMWB after the Contract Date, the "GMWB election anniversary"), including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary (or GMWB election anniversary), including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000 (or for Contract Owners who elect GMWB after the Contract Date, your Contract Value on the GMWB effective date is $100,000), your age is less than 70, and a withdrawal of $10,000 is taken in Contract Year two (or GMWB election year two):

------------------- ------------------------------------------------------ ---------------------------------------------------
                               ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
------------------- ------------------------------------------------------ ---------------------------------------------------
                     Contract                                               Contract
                      Value             RBB                AWB (5%)          Value             RBB              AWB (5%)
------------------- ----------- --------------------- -------------------- ----------- -------------------- ------------------
VALUES AS OF
------------------- ----------- --------------------- -------------------- ----------- -------------------- ------------------
Contract Date (or
GMWB effective
date)                $100,000         $100,000              $5,000          $100,000        $100,000             $5,000
------------------- ----------- --------------------- -------------------- ----------- -------------------- ------------------
Immediately prior    $115,000         $100,000              $5,000          $85,000         $100,000             $5,000
to withdrawal,
Contract Year two
(or GMWB election
year two)
------------------- ----------- --------------------- -------------------- ----------- -------------------- ------------------
Immediately after    $105,000         $91,304               $4,565          $75,000          $88,235             $4,412
withdrawal,
Contract Year two               [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000   [5,000 - (5,000
(or GMWB election                x 10,000/115,000)]    x 10,000/115,000)]               x 10,000/85,000)]    x 10,000/85,000)]
------------------- ----------- --------------------- -------------------- ----------- -------------------- ------------------

------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
Change in Value      $10,000           $8,696                $435           $10,000          $11,765               $588
Due to Withdrawal
(Partial
Surrender
Reduction)
------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

You may choose to reset your RBB to equal your current Contract Value any time on or after the 5th Contract Date anniversary if you elect the benefit at the time you purchase your Contract (or on or after the 5th GMWB election anniversary). Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your third Contract Date anniversary (or your 3rd GMWB election anniversary), your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract Year (or after your 3rd GMWB election anniversary), your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary (or GMWB election anniversary).

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

       o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit will be paid.

       o The total annual payment amount will equal the AWB and will never exceed your RBB, and

       o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect this option, you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).


Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.


MANAGED DISTRIBUTION PROGRAM

Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 701/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under certain Qualified Contracts. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase GMWB.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract.

All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Contract Owner or the Annuitant dies and there is no surviving Contingent Annuitant. At purchase, you elect either the Standard Death Benefit or the Annual Step-Up to Age 75 Death Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance (Death Report Date).

Two different types of death benefits are available under the Contract prior to the Maturity Date:

       o   Standard Death Benefit

       o   Annual Step-Up Death Benefit to Age 75

The Annual Step-Up Death Benefit to Age 75 may not be available in all jurisdictions.

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner." All death benefits will be reduced by any premium tax and outstanding loans not previously deducted.

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

Upon the death of the Annuitant, the death benefit payable as of the Death Report Date will be the greatest of (a), (b) or (c) below, each reduced by any applicable premium tax or outstanding loan balance:

        a)  the Contract Value on the Death Report Date; or

        b)  the Adjusted Purchase Payment (as described below); or*

        c)  the Step-Up Value to Age 65 (if any, as described below).

* If you have elected the GWMB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT

The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever any additional Purchase Payment(s) are made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction as described below.

STEP-UP VALUE TO AGE 65

A Step-Up Value will be established on the first Contract Date anniversary that occurs on or prior to the date of death. The Step-Up Value will initially equal the Contract Value on that anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 65th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a partial surrender is taken, the Step-Up Value will be reduced by a partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 65th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date occurs before the first Contract Date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION

FOR THE ADJUSTED PURCHASE PAYMENT:

A Partial Surrender Reduction is equal to (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

FOR THE STEP-UP VALUE:

The Partial Surrender Reduction is equal to (1) the Step-Up Value in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value, immediately prior to the partial surrender.

If you are age 65 or older when you purchase this Contract, you should consider that there is no Step-Up Value under the Standard Death Benefit.

ANNUAL STEP-UP DEATH BENEFIT TO AGE 75

If you select the Annual Step-Up Death Benefit to Age 75 for an extra charge, the Step-Up Value to Age 65 described above is extended to the Annuitant's 75th birthday. All other terms and conditions described above apply. This benefit is not available if you or your Annuitant is age 75 or older on the Contract Date.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                                                   NON-QUALIFIED CONTRACTS

---------------------------------- -------------------------- --------------------------------------- ---------------------
BEFORE THE MATURITY DATE, UPON      THE COMPANY WILL PAY                                               MANDATORY PAYOUT
       THE DEATH OF THE               THE PROCEEDS TO:                    UNLESS. . .                    RULES APPLY*
---------------------------------- -------------------------- --------------------------------------- ---------------------
OWNER (WHO IS NOT THE              The beneficiary (ies),     Unless the beneficiary elects to        Yes
ANNUITANT)                         or if none, to the         continue the Contract rather than
                                   CONTRACT OWNER'S           receive the distribution.
                                   estate.
---------------------------------- -------------------------- --------------------------------------- ---------------------
OWNER (WHO IS THE ANNUITANT)       The beneficiary (ies),     Unless the beneficiary elects to        Yes
                                   or if none, to the         continue the Contract rather than
                                   CONTRACT OWNER'S           receive the distribution.
                                   estate.
---------------------------------- -------------------------- --------------------------------------- ---------------------
ANNUITANT (WHO IS NOT THE          The beneficiary (ies),     Unless the beneficiary elects to        Yes
CONTRACT OWNER)                    or if none, to the         continue the Contract rather than
                                   CONTRACT OWNER.            receive the distribution.
---------------------------------- -------------------------- --------------------------------------- ---------------------
ANNUITANT (WHO IS THE CONTRACT     See death of "owner                                                Yes
OWNER)                             who is the ANNUITANT"
                                   above.
---------------------------------- -------------------------- --------------------------------------- ---------------------
ANNUITANT (WHERE OWNER IS A        The beneficiary (ies)                                              Yes (Death of
NONNATURAL ENTITY/TRUST)           (e.g. the trust) or if                                             ANNUITANT is
                                   none, to the OWNER.                                                treated as death
                                                                                                      of the owner in these
                                                                                                      circumstances.)
---------------------------------- -------------------------- --------------------------------------- ---------------------
BENEFICIARY                        No death proceeds are                                              N/A
                                   payable; Contract
                                   continues.
---------------------------------- -------------------------- --------------------------------------- ---------------------
CONTINGENT BENEFICIARY             No death proceeds are                                              N/A
                                   payable; Contract
                                   continues.
---------------------------------- -------------------------- --------------------------------------- ------------------ --

                                                        QUALIFIED CONTRACTS

---------------------------------- -------------------------- --------------------------------------- ---------------------
                                                                                                          MANDATORY
BEFORE THE MATURITY DATE, UPON         THE COMPANY WILL                                                  PAYOUT RULES
       THE DEATH OF THE              PAY THE PROCEEDS TO:     UNLESS. . .                                   APPLY*
---------------------------------- -------------------------- --------------------------------------- ---------------------
OWNER/ANNUITANT                    The beneficiary(ies),      Unless the beneficiary elects to        Yes
                                   or if none, to the         continue the Contract rather than
                                   CONTRACT OWNER'S estate.   receive the distribution.
---------------------------------- -------------------------- --------------------------------------- ---------------------
BENEFICIARY                        No death proceeds are                                              N/A
                                   payable; Contract
                                   continues.
---------------------------------- -------------------------- --------------------------------------- ---------------------
CONTINGENT BENEFICIARY             No death proceeds are                                              N/A
                                   payable; Contract
                                   continues.
---------------------------------- -------------------------- --------------------------------------- ---------------------

-------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS, IRAS AND ROTH IRAS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump-sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). The Maturity Date must be at least 13 months after the Contract Date. You can also choose among annuity options or elect a lump-sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments assured; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your cash value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3.0%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3.0%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your cash value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once annuity payments have begun, no further elections are allowed. Once annuity payments have begun, the Contract has no cash surrender value and no full or partial withdrawals are permitted, except if you select a variable annuity under Option 5 Payments for a Fixed Period.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 5 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See Annuity Options.)


The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, we reserve the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS


Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the person on whose life the payments are based, terminating with the last payment preceding death. While this option offers the maximum periodic payment, there is no assurance of a minimum number of payments, nor is there a provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as selected, payments will be continued during the remainder of the period to the beneficiary designated. The beneficiary may instead receive a single sum settlement equal to the discounted value of the future payments with the interest rate equivalent to the assumption originally used when the annuity began.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make Annuity Payments during the joint lifetime of the two persons on whose lives payments are based, and during the lifetime of the survivor. No further payments will be made following the death of the survivor. There is no assurance of a minimum number of payments, nor is there a provision for a death benefit upon the survivor's death.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduces on Death of Primary Payee. The Company will make Annuity Payments during the lifetime of the two persons on whose lives payments are based. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments that would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 5 -- Payments for a Fixed Period. We will make monthly payments for the period selected. If you elect this option as a variable annuity, at any time after the Maturity Date, you may elect to redeem all remaining guaranteed Fixed Period payments and receive a present value in a lump sum. The interest rate used to calculate the present value is 4%, which is a rate 1% higher than the 3% assumed daily net investment factor applicable under the Contract. The remaining payments for the Fixed Period selected are assumed to be level payments equal to the most recent period certain payment for the Fixed Period prior to the request for a lump sum, adjusted for the investment experience of the applicable Variable Funding Options since the prior determination. Withdrawal charges may be applicable and will be deducted from the present value the same as if you fully surrendered your Contract. For the purpose of calculating the withdrawal charge, annuity payments will be treated as partial withdrawals.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.


                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the cash value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if the Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash value less any applicable premium tax, and less any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

ASSIGNMENT

A non-qualified Contract may be assigned. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may have tax consequences, so you should consult with your tax adviser. A Qualified Contract may not be transferred or assigned, unless allowed by applicable law.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


On January 31, 2005, CITIGROUP, INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the annuity contract described in this prospectus:

     o    The Travelers Insurance Company

     o    The Travelers Life and Annuity Company

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close during the third quarter of 2005. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets to Citigroup, Inc. The Travelers Insurance Company filed a current report of financial information on Form 8-K on February 2, 2005 with additional information about the transaction. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity or variable life insurance contract, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to annuity contract owners.


FINANCIAL STATEMENTS

The financial statements for the insurance company and for the Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), NFP Securities, Inc., and Piper Jaffray. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

CITISTREET EQUITIES LLC/CITISTREET ASSOCIATES LLC. CitiStreet Equities LLC and its affiliate, CitiStreet Associates LLC, are part of a joint venture between Citigroup Inc., the Company's ultimate parent, and State Street Corporation. The Company pays CitiStreet Equities LLC compensation of up to 12% of Purchase Payments and/or 2% of Contract Value in connection with the sale of the Contracts. In addition, CitiStreet Equities LLC receives compensation for the hiring and training of sales representatives and for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause CitiStreet Equities LLC or its representatives to favor the Company's products. The Company has also entered into an agreement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with
Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC or CitiStreet Equities LLC will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

FUND U. In accordance with our view of present applicable law, we will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in Fund U. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote shares of the Underlying Funds in our own right, we may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest in Fund U will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in Fund U corresponding to his or her interest in Fund U.

ACCOUNTS GIS, QB AND MM. Contract Owners participating in Accounts GIS, QB and MM will be entitled to vote at their meetings on (i) any change in the fundamental investment policies of or other policies related to the accounts requiring the owners' approval; (ii) amendment of the investment advisory agreements; (iii) election of the members of the Board of Managers of the accounts; (iv) ratification of the selection of an independent public accountant for the accounts; (v) any other matters which, in the future, under the 1940 Act require the owners' approval; and (vi) any other business which may properly come before the meeting.

The number of votes which each Contract Owner may cast, including fractional votes, shall be determined as of the date to be chosen by the Board of Managers within 75 days of the date of the meeting, and at least 20 days' written notice of the meeting will be given.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

THE SEPARATE ACCOUNTS

Two different types of Separate Accounts are available to fund the Contracts described in this prospectus. The first type, Fund U, is a unit investment trust registered with the SEC under the 1940 Act. Fund U's assets are invested exclusively in the shares of the Underlying Funds.

The second type of Separate Account available under the Contract, the "managed Separate Accounts," (Accounts GIS, QB and MM) are diversified, open-end management investment companies registered with the SEC under the 1940 Act. The assets of the managed Separate Accounts are invested directly in securities such as stocks, bonds or money market instruments that are compatible with the stated investment policies of each Separate Account. Each of the Separate Accounts available in connection with the Contract has different investment objectives and fundamental investment policies.


The Separate Accounts were established on the following dates: Fund U -- May 16, 1983; Account GIS -- September 22, 1967; Account QB -- July 29, 1974; Account MM -- December 29, 1981.


We hold the assets for the exclusive benefit of the owners of the Separate Accounts, according to the laws of the State of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Accounts, are in accordance with the Contracts, credited to or charged against the Separate Accounts without regard to other income, gains or losses of the Company. The assets held by the Separate Accounts are not chargeable with liabilities arising out of any other business that we may conduct. The obligations arising under the variable annuity Contracts are obligations of the Company.

For each managed Separate Account, neither the investment objective nor the fundamental investment restrictions, as described in the SAI, can be changed without a vote of the majority of the outstanding voting securities of the Accounts, as defined by the 1940 Act.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value.

Shares of the Variable Funding Options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts. Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity

Contract Owners or variable life policy owners, each Variable Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.


In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.


                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 701/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                            MANAGED SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

As described earlier in this prospectus, there are various funding options available to you under your Contract. You may select from several Variable Funding Options, which are described in detail in separate prospectuses. In addition, you may choose to invest in one or more of the managed Separate Accounts (the "Accounts") also offered through your Contract. Detailed information regarding these Accounts such as investment objectives, investment techniques, risk factors and management of the Accounts, is provided below. Not all funding options or Accounts may be available to you. Please refer to your Contract. There can be no assurance that the Accounts' investment objectives will be achieved.

                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                      FOR VARIABLE ANNUITIES (ACCOUNT GIS)

INVESTMENT ADVISER:  TAMIC

SUBADVISER: TIMCO


PORTFOLIO MANAGER: Effective June 28, 2004, a team of individuals employed by the investment adviser is responsible for the day-to-day management of the accounts. See "Portfolio Management" below.


INVESTMENT OBJECTIVE: Long-term accumulation of principal through capital appreciation and retention of net investment income.

KEY INVESTMENTS:  Common stock of large U.S. companies.

SELECTION PROCESS: The Account normally invests at least 80% of its assets in equity securities ("80% investment policy"). Account GIS invests primarily in stocks of large U.S. companies representing a wide range of industries. Stock selection is based on a quantitative screening process, which favors companies that achieve earnings growth above consensus expectations, and whose stocks offer attractive relative value. In order to achieve consistent performance, TIMCO manages Account GIS to mirror the overall risk, sector weightings and growth value style characteristics of the Standard & Poor's 500 Stock Index ("S&P 500"). The S&P 500 is a value-weighted equity index comprised mainly of large-company stocks.

80% INVESTMENT POLICY: The Account will notify shareholders at least 60 days' prior to changing its 80% investment policy.

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: Account GIS, to a lesser extent, will invest in other securities. A complete description of all investments, and their associated risks, is contained in the SAI. These additional investments include, but are not limited to, the following:

       o fixed-income securities such as bonds and notes, including U.S. Government securities

       o   exchange-traded stock index futures

       o   covered call options, put options

       o   foreign securities

For a complete list of all investments available to Account GIS, please refer to the Investments at a Glance table at the end of this section and in the SAI.

PRINCIPAL RISK FACTORS: Account GIS is most subject to equities risk. For a complete discussion of equities risk and other risks carried by the investments of Account GIS, please refer to the Investments, Practices and Risks section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to Account GIS.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account GIS permit it to:

    1. invest up to 5% of its assets in the securities of any one issuer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities)

    2. borrow from banks in amounts of up to 5% of its assets, but only for emergency purposes

    3. purchase interests in real estate represented by securities for which there is an established market

    4. make loans through the acquisition of a portion of a privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors

    5. acquire up to 10% of the voting securities of any one issuer (it is the present practice of Account GIS not to exceed 5% of the voting securities of any one issuer)

    6. make purchases on margin in the form of short-term credits which are necessary for the clearance of transactions; and place up to 5% of its net asset value in total margin deposits for positions in futures Contracts and

    7. invest up to 5% of its assets in restricted securities (securities which may not be publicly offered without registration under the Securities Act of 1933)


PORTFOLIO MANAGEMENT OF ACCOUNT GIS

Effective June 28, 2004, a team of individuals employed by Travelers Investment Management Company (TIMCO) assumed the functions formerly performed by Sandip Bhagat as Portfolio Manager of The Travelers Growth and Income Stock Account for Variable Annuities.

TIMCO employs a team approach to portfolio management. Daniel Willey is the lead portfolio manager for the team. Mr. Willey has been with TIMCO for 10 years and has 25 years of experience. He is supported on the portfolio management and implementation team by John Lau, Louis Scott, Alex Romeo and Ethan Madson, each of whom have been with TIMCO for more than five years. Alex Romeo serves as a principal portfolio manager for mid cap securities and John Lau serves as a principal portfolio manager for the small cap securities. A team of researchers, led by Lillyn Teh, PhD, CFA, Director, Head of Quantitative Research, also supports the efforts of the portfolio management team.

Every member of the team is actively involved in the management the Account. The individuals listed below focus solely on quantitative portfolio management of U.S. equity strategies. The efforts of the implementation team tend to get divided across the large, mid and small cap strategies, whereas the entire focus of the research team is to enhance the stock selection and portfolio construction models which are used in all mandates.

Additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Account is contained in the SAI.

                       THE TRAVELERS QUALITY BOND ACCOUNT
                       FOR VARIABLE ANNUITIES (ACCOUNT QB)

INVESTMENT ADVISER:  TAMIC


PORTFOLIO MANAGER:  Gene Collins and Kurt Lin

Since January 2004, the Travelers Quality Bond Account for Variable Annuities has been managed by Gene Collins and Kurt Lin.

Mr. Collins is a Senior Vice President of TAMIC. Since 1986, he has been the Senior Portfolio Manager of the investment portfolios of Primerica Inc., the predecessor company of Citigroup Inc. Since 1998, Mr. Collins has also been the Senior Portfolio Manager of Primerica Life of Canada; a Canadian domiciled insurance company. Mr. Collins has 27 years of experience in investments covering all types of fixed income and equity securities. Mr. Lin is a Vice President of TAMIC and is responsible for managing US investment grade portfolios and structured products. He also trades corporate bonds, derivatives and currencies. Prior to joining TAMIC in 1997, Mr. Lin was the senior derivatives trader at Smith Barney.

Additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Account is contained in the SAI.


INVESTMENT OBJECTIVE: Current income, moderate capital volatility and total return.

KEY INVESTMENTS:  Investment grade debt securities and money market instruments.

SELECTION PROCESS: The Account normally invests at least 80% of its assets in investment-grade bonds and debt securities ("80% investment policy"). Investment-grade bonds are those rated within the four highest categories by Standard & Poor's Ratings Group, Moody's Investors Service, Inc., or any other nationally recognized statistical rating organization, or if, unrated, determined to be of comparable quality by the adviser. The adviser expects that the Fund's investments generally will maintain an average duration of 5 years or less. Investment in longer term obligations may be made if the manager decides that the investment yields justify a longer term commitment. No more than 25% of the value of the Account's total assets will be invested in any one industry. The portfolio will be actively managed and, under certain market conditions, investments may be sold prior to maturity.

80% INVESTMENT POLICY: The Account will notify shareholders at least 60 days' prior to changing its 80% investment policy.

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: Account QB may invest in many types of fixed-income securities and employ various types of strategies. A complete description of all investments, and their associated risks, is contained in the SAI. These additional investments include, but are not limited to, the following:

       o   treasury bills

       o   repurchase agreements

       o   commercial paper

       o   certificates of deposit

       o   banker's acceptances

       o   bonds, notes, debentures

       o   convertible securities

       o   when-issued securities

       o   interest rate future Contracts

Commercial paper rated in the top category by a nationally recognized statistical rating organization is included in the Account's 80% investment policy.

For a complete list of all investments available to Account QB, please refer to the "Investments at a Glance" table at the end of this section and in the SAI.

PRINCIPAL RISK FACTORS: Account QB is most subject to fixed-income securities risk. For a complete discussion of fixed-income securities risk and other risks carried by the investments of Account QB, please refer to the Investments, Practices and Risks section of this prospectus.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account QB permit it to:

    1. invest up to 15% of the value of its assets in the securities of any one issuer (exclusive of obligations of the United States government and its instrumentalities, for which there is no limit)

    2. borrow from banks in amounts of up to 5% of its assets, but only for emergency purposes

    3. purchase interests in real estate represented by securities for which there is an established market

    4. make loans through the acquisition of a portion of a privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors

    5. acquire up to 10% of the voting securities of any one issuer (it is the present practice of Account QB not to exceed 5% of the voting securities of any one issuer) and

    6. make purchases on margin in the form of short-term credits that are necessary for the clearance of transactions, and place up to 5% of its net asset value in total margin deposits for positions in futures Contracts

                       THE TRAVELERS MONEY MARKET ACCOUNT
                       FOR VARIABLE ANNUITIES (ACCOUNT MM)

INVESTMENT ADVISER:  TAMIC


PORTFOLIO MANAGER:  Emil J. Molinaro, Jr.

Emil J. Molinaro, Jr. and Michele Mirabella are Account MM's portfolio managers. Mr. Molinaro has been the Account's portfolio manager since March 1995. He is currently a Senior Vice President of both TAMIC and Citigroup Global Investments. For the past eight years he has managed short-term investment portfolios backing various insurance company products and the Travelers Life & Annuity money market pool. Ms. Mirabella has been involved in the management of the Fund since April 2001. She is a Vice President of both TAMIC and Citigroup Global Investments. She is a Chartered Financial Analyst and has been employed in the investment management areas of Citigroup since June 1990.

Additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of securities in the Account is contained in the SAI.


INVESTMENT OBJECTIVE: Preservation of capital, a high degree of liquidity and high current income.

KEY INVESTMENTS:  Money market instruments.

SELECTION PROCESS: The Account is a "money market" Account that invests in high quality U.S. dollar denominated money market instruments. High quality instruments generally are rated in the highest rating category by national rating agencies or are deemed comparable. Eligible securities must have a remaining maturity of 13 months or less (subject to certain exceptions). The Account's manager selects from the following or other similar investments, as described in the Investments at a Glance table at the end of this section and in the SAI.

COMMERCIAL PAPER AND         Commercial paper is short-term unsecured promissory
SHORT-TERM CORPORATE DEBT    Commercial paper is short-term unsecured promissory
                             notes issued by corporations to finance their short-term credit needs. Commercial paper is usually sold at a discount and is issued with a maturity of not more than 9 months. Short-term corporate debt that the Fund may purchase includes notes and bonds issued by corporations to finance longer-term credit needs. These debt securities are issued with maturities of more than 9 months. The
                             Account may purchase short-term corporate debt with a remaining maturity of 397 days or less at the time of purchase.

U.S. GOVERNMENT MONEY        These are short-term debt instruments issued or
MARKET SECURITIES            guaranteed by the U.S. Government or its agencies,
                             instrumentalities or government-sponsored enterprises. The full faith and credit of the United States does not back all U.S. Government securities. For example, securities issued by Fannie Mae are supported by that agency's right to borrow from the U.S. Treasury under certain circumstances. Other U.S. government securities, such as those issued by the Federal Farm Credit
                             Banks Funding Corporation, are supported only by the credit of the entity that issued them.

CREDIT AND LIQUIDITY         Enhancements include letters of credit, guarantees,
ENHANCEMENTS                 puts and demand features, and insurance provided by
                             domestic or foreign entities such as banks and other financial institutions. Credit and liquidity enhancements are designed to enhance the credit quality of an instrument to eligible security status. However, they expose the Account to the credit risk of the entity providing the credit or liquidity enhancement. Changes in the credit quality of the provider could affect the value of the security and the Fund's share price.

PUT FEATURES                 Entitle the holder to put or sell a security back
                             to the issuer or another party who issued the put.
                             Demand features, standby commitments, and tender options are types of put features. In exchange for getting the put, the Account may accept a lower rate of interest. The Account evaluates the credit quality of the put provider as well as the issuer, if a different party. The put provider's creditworthiness affects the credit quality of the investment.

VARIABLE AND FLOATING        Have interest rates that adjust periodically, which
RATE SECURITIES              may be either at specific intervals or whenever an
                             external benchmark rate changes. Interest-rate adjustments are designed to help maintain a stable price for the security.

REPURCHASE AGREEMENTS        These agreements permit the Account to buy a
                             security at one price and, at the same time, agree to sell it back at a higher price. Delays or losses to the Account could result if the other party to the agreement defaults or becomes insolvent.

PRINCIPAL RISK FACTORS

Corporate debt securities held by the Account may be subject to several types of investment risk, including market or interest-rate risk. This risk relates to the change in market value caused by fluctuations in prevailing interest rates and credit risk, which, in turn, relates to the ability of the issuer to make timely interest payments and to repay the principal at maturity. Short-term corporate debt is less subject to market or interest-rate risk than longer-term corporate debt. Certain corporate debt securities may be subject to call or income risk. This risk appears during periods of falling interest rates and involves the possibility that securities with high interest rates will be prepaid or "called" by the issuer prior to maturity.

Because interest rates on money market instruments fluctuate in response to economic factors, rates on the Account's short-term investments and the daily dividends paid to its shareholders will vary, rising or falling with short-term interest rates generally. Yields from short-term securities may be lower than yields from longer-term securities. Also, the value of the Account's securities generally varies inversely with interest rates, the amount of outstanding debt and other factors. This means that the value of the Account's investments usually increases as short-term interest rates fall and decreases as short-term interest rates rise.

Account investments may be unprofitable in a time of sustained high inflation. In addition, the Account's investments in certificates of deposit issued by U.S. branches of foreign banks and foreign branches of U.S. banks involve somewhat more risk, but also more potential reward, than investments in comparable domestic obligations.

FUNDAMENTAL INVESTMENT POLICIES

The fundamental investment policies of Account MM permit it to:

    1. invest up to 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States government, its agencies, authorities or instrumentalities); neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of this restriction

    2. invest up to 5% of its assets in the securities of any one issuer, other than securities issued or guaranteed by the United States Government. However, Account MM may invest up to 25% of its total assets in first tier securities, as defined in Rule 2a-7, of a single issuer for a period of up to three business days after the purchase thereof

    3. acquire up to 10% of the outstanding securities of any one issuer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities)

    4. borrow money from banks on a temporary basis in an aggregate amount not to exceed one third of Account MM's assets (including the amount borrowed) and

    5. pledge, hypothecate or transfer, as security for indebtedness, any securities owned or held by Account MM as may be necessary in connection with any borrowing mentioned above and in an aggregate amount of up to 5% of Account MM's assets.

        INVESTMENTS, PRACTICES AND RISKS OF THE MANAGED SEPARATE ACCOUNTS

Each Account invests in various instruments subject to its particular investment policy. The Accounts invest in some or all of the following, as indicated below and in the Statement of Additional Information. For a free copy of the Statement of Additional Information, see the front cover of this prospectus.

EQUITIES (GIS AND QB) Equity securities include common and preferred stock, warrants, rights, depository receipts and shares, trust certificates, and real estate instruments. Equities are subject to market risk. Many factors affect the stock market prices and dividend payouts of equity investments. These factors include general business conditions, investor confidence in the economy, and current conditions in a particular industry or company. Each company determines whether or not to pay dividends on common stock. Equity securities are subject to financial risks relating to the issuer's earning stability and overall financial soundness. Smaller and emerging growth companies are particularly sensitive to these factors.

Equity securities that are traded over-the-counter may be more volatile than exchange-listed stocks, and the Fund may experience difficulty in purchasing or selling these securities at a fair price.

When you sell your shares, they may be worth more or less than what you paid for them.

FIXED INCOME INVESTMENTS (ALL ACCOUNTS): Each Account may invest in fixed income securities. Fixed income securities include U.S. government securities, certificates of deposit, and short-term money market instruments. Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

The value of debt securities varies inversely with interest rates. This means generally that the value of these investments increases as short-term interest rates fall and decreases as short-term interest rates rise. Yields from short-term securities normally may be lower than yields from longer-term securities. A bond's price is affected by its issuer's credit quality. An issuer may not always make payments on a fixed income security. Some fixed income securities, such as mortgage-backed securities are subject to prepayment risk, which occurs when an issuer can prepay the principal owed on a security before its maturity.

High-yield, high-risk securities, commonly called "junk bonds," are considered speculative. While generally providing greater income than investments in higher-quality securities, these securities will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of the security).

FOREIGN SECURITIES (GIS AND QB) An investment in foreign securities involves risk in addition to those of U.S. securities, including possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. The Account also bears an "information" risk associated with the different accounting, auditing, and financial reporting standards in many foreign countries. If an Account invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the Account's assets.

DERIVATIVES AND HEDGING TECHNIQUES (GIS AND QB) An Account may use derivative contracts, such as futures and options on securities, for any of the following purposes:

       o To hedge against the economic impact of adverse changes in the market value of its securities, due to changes in stock market prices, currency exchange rates or interest rates;

       o   As a substitute for buying or selling securities

       o   To enhance return

Even a small investment in derivative contracts can have a big impact on an Account's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gain when stock prices, currency rates or interest rates are changing.

For a more complete description of derivative and hedging techniques and their associated risks, please refer to the Statement of Additional Information.

OTHER RISK FACTORS

SELECTION RISK (GIS AND QB) Account investors are subject to selection risk in that a strategy used, or stock selected, may fail to have the desired effect. Specifically, stocks believed to show potential for capital growth may not achieve that growth. Strategies or instruments used to hedge against a possible risk or loss may fail to protect against the particular risk or loss.

TEMPORARY DEFENSIVE POSITIONS (ALL ACCOUNTS) The Accounts may depart from principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in various types of money market and short-term debt securities. If an Account takes a temporary defensive position, it is not pursuing its investment goal.


PRICING OF SECURITIES HELD BY THE MANAGED SEPARATE ACCOUNTS

The value of the assets of the Separate Accounts are determined on each Valuation Date as of the close of regular trading (generally, 4:00 p.m. Eastern
Time) each day the New York Stock Exchange (the "Exchange") is open. An Account's portfolio securities are valued primarily based on market value. For securities traded on an exchange, the market value is determined by the closing sale or official closing price on the exchange on which the security is traded. If there has been no sale on a particular Valuation Date, then the value of the security is taken to be the mean between the reported bid and asked prices on the Valuation Date or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter market and for which market quotations are readily available the market price is typically determined by third party pricing services using a variety of pricing techniques and methodologies. Additionally, if the pricing services are unable to supply a price or a price is deemed to be unreliable, the securities are valued at the mean between the quoted bid and asked prices on the Valuation Date, or when there have been no reported sales on that date, on the last reported bid and asked prices or in either case on the basis of quotations received from any reputable broker or other recognized source.

Short-term investments for which a quoted market price if available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity). "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Except for Account MM, which does not follow the amortized cost method, short-term investments maturing in sixty days or less for which there is no reliable quoted market are valued at amortized cost, which approximates market.

The Accounts generally invest in widely traded securities making market valuation generally reliable. Additionally Account MM has established guidelines regarding investment quality, maturity and diversification that are consistent with the related requirements of Rule 2a-7 under the Investment Company Act of 1940. These guidelines make it less likely that the Account would hold an investment for which a market price could not be obtained or for which the market price would be unreliable. However, the Accounts could be required to determine the fair value of a security in cases in which the security's market price is unavailable or has become unreliable.

An Account would use the fair value of a portfolio security when market quotations or prices are not "readily available" or are unreliable due to certain situations including low trading volume of that security, a halt in the security's trading during the day, or a significant event affecting the security's issuer that occurs after the close of the market on which the security trades but before the Account values its assets. Certain types of securities are more likely to be affected by these situations. For example, the value of foreign securities may be more susceptible to being affected by significant events due to the intervening time between the close of the security's exchange and the time the Account values its assets. However, the closing price of domestic equity securities can also be affected by events specific to the issuer, as well as events such as terrorism, or natural disaster that may have broad market impact.

The investment advisor evaluates whether market quotations are readily available and, if not, applies the fair value pricing procedures adopted by the Account's Board of Managers. The use of fair value procedures to price securities involves greater reliance on judgment than pricing securities based on readily available market quotations. When an Account uses fair value to price securities, it may value those securities higher or lower than another fund using market quotations or its own fair value method. Additionally, there can be no assurance that the Account will be able to obtain the fair value assigned to a security upon the sale of that security.

DISCLOSURE OF PORTFOLIO HOLDINGS OF THE MANAGED SEPARATE ACCOUNTS

Please see the Statement of Additional Information for information relating to `the policy of the Managed Separate Accounts with respect to the disclosure of portfolio security holdings.

                             INVESTMENTS AT A GLANCE
--------------------------------------------------------------------------------

Each Account invests in various instruments subject to its particular investment policies. The Accounts invest in some or all of the following, as indicated below. These techniques and practices are described together with their risks, in the SAI.

INVESTMENT TECHNIQUES                               GIS         MM         QB
-------------------------------                  ---------   --------   -------
Affiliated Bank Transactions.....................
American Depositary Receipts.....................    X                     X
Asset-Backed Mortgage Securities.................    X                     X
Bankers Acceptances..............................    X          X          X
Buying Put and Call Options......................    X
Certificates of Deposit..........................    X          X          X
Commercial Paper.................................    X          X          X
Convertible Securities...........................    X                     X
Corporate Asset-Backed Securities................    X                     X
Debt Securities..................................    X          X          X
Emerging Market Securities.......................
Equity Securities................................    X                     X
Floating & Variable Rate Instruments.............    X          X          X
Foreign Securities...............................    X          X          X
Forward Contracts on Foreign Currency............
Futures Contracts................................    X                     X
Illiquid Securities..............................    X          X          X
Indexed Securities...............................                          X
Index Futures Contracts..........................    X                     X
Investment Company Securities....................
Investment in Unseasoned Companies...............    X                     X
Lending Portfolio Securities.....................
Letters of Credit................................    X                     X
Loan Participations..............................
Money Market Instruments.........................    X          X          X
Options on Foreign Currencies....................
Options on Index Futures Contracts...............    X                     X
Options on Stock Indices.........................    X
Other Direct Indebtedness........................               X
Real Estate-Related Instruments..................    X                     X
Repurchase Agreements............................    X          X          X
Reverse Repurchase Agreements....................    X                     X
Short Sales "Against the Box"....................
Short-Term Money Market Instruments..............    X          X          X
Swap Agreements..................................
Temporary Bank Borrowing.........................    X          X          X
U.S. Government Securities.......................    X          X          X
Variable Amount Master Demand Notes..............    X          X          X
When-Issued and Delayed Delivery Securities......    X          X          X
Writing Covered Call Options.....................    X

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                   THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                                   APPENDIX B
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

In any Contract Year, you may transfer up to 20% of the Fixed Account value as of the end of the preceding Contract Year to any of the Variable Funding Options. Amounts previously transferred from the Fixed Account may not be transferred back into the Fixed Account or any Variable Funding Option that we consider a Competing Fund for a period of at least three months from the date of transfer. If you have a loan outstanding, the Contract Value of the Fixed Account that secures the loan may not be transferred to the Variable Funding Options. Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C
--------------------------------------------------------------------------------

                 CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

     Description of The Travelers Insurance Company and The Separate Accounts
            The Insurance Company
            The Separate Accounts
            Investment Objectives, Policies and Risks
     Description of Certain Types of Investments and Investment Techniques
        Available to the Separate Accounts
     Investment Restrictions
            The Travelers Growth and Income Stock Account For Variable Annuities The Travelers Quality Bond Account for Variable Annuities
            The Travelers Money Market Account for Variable Annuities
     Investment Management and Advisory Services
            Advisory Fees
            TIMCO
            TAMIC
            Code of Ethics
     Valuation of Assets
     Net Investment Factor
     Federal Tax Considerations
     The Board of Managers
     Administrative Services
     Distribution and Principal Underwriting Agreement
     Securities Custodian
     Independent Accountants
     Financial Statements


--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated May 2, 2005 (Form No. L-24421S) are available without charge. To request a copy, please clip this coupon on the line, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415.


Name:
        ------------------------------------------------------------------------
Address:
        ------------------------------------------------------------------------

        ------------------------------------------------------------------------

                            UNIVERSAL SELECT ANNUITY

                                   INDIVIDUAL
                           VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                         THE TRAVELERS INSURANCE COMPANY



























L-24421                                                              May 2, 2005

                            UNIVERSAL SELECT ANNUITY


                STATEMENT OF ADDITIONAL INFORMATION: MAY 2, 2005



  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES ("GIS")
        THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES ("QB")
        THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES ("MM")
             THE TRAVELERS FUND U FOR VARIABLE ANNUITIES ("FUND U")


                           VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                         THE TRAVELERS INSURANCE COMPANY


This Statement of Additional Information is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 2, 2005. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company (the "Company"), Annuity Services, One Cityplace, Hartford, Connecticut 06103-3415 or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.




                                TABLE OF CONTENTS                           PAGE


Description of The Travelers Insurance Company and The Separate Accounts...   3

The Insurance Company......................................................   3

The Separate Accounts......................................................   3

Investment Objectives, Policies and Risks..................................   3

Description of Certain Types of Investments and Investment Techniques
  Available to the Accounts................................................   5

Investment Restrictions....................................................  21

The Travelers Growth and Income Stock Account for Variable Annuities.......  21

The Travelers Quality Bond Account for Variable Annuities..................  24

The Travelers Money Market Account for Variable Annuities..................  26


Disclosure of Portfolio Holdings of the Managed Separate Accounts..........  28


Investment Management And Advisory Services................................  28

Board Review and Approval of Investment Advisory Agreements................  29

Advisory Fees..............................................................  30

TIMCO......................................................................  31

TAMIC......................................................................  32

Code of Ethics.............................................................  33


Portfolio Managers.........................................................  33


Valuation Of Assets........................................................  33

Net Investment Factor......................................................  34

Federal Tax Considerations.................................................  35

The Board Of Managers......................................................  38


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                           TABLE OF CONTENTS (CONT'D)                       PAGE


Distribution and Principal Underwriting Agreement..........................  42

Administrative Services....................................................  43

Securities Custodian.......................................................  43

Incorporation of Certain Documents by Reference............................  43

Independent Registered Public Accounting Firm..............................  44


Proxy Voting Policies and Procedures.......................................  44


Financial Statements.......................................................

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                 DESCRIPTION OF THE TRAVELERS INSURANCE COMPANY
                            AND THE SEPARATE ACCOUNTS


THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.


On January 31, 2005, CITIGROUP, INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the annuity contract described in this prospectus:

     o    The Travelers Insurance Company

     o    The Travelers Life and Annuity Company

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close during the third quarter of 2005. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets to Citigroup, Inc. The Travelers Insurance Company filed a current report of financial information on Form 8-K on February 2, 2005 with additional information about the transaction. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity or variable life insurance contract, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to annuity contract owners.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNTS

Each of the Separate Accounts available under the variable annuity contracts described in this Statement of Additional Information meets the definition of a separate account under federal securities laws, and complies with the provisions of the Investment Company Act of 1940. Additionally, the operations of each of the Separate Accounts are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorize the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on investments of the Separate Accounts, and the Commissioner has adopted no regulations under the Section that affect the Separate Accounts. The Company holds title to the assets of the Separate Accounts. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

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Two different types of Separate Accounts are available to fund the variable annuity contract described in this Statement of Additional Information. The first type, Fund U, is a unit investment trust registered with the SEC under the 1940 Act. Fund U's assets are invested exclusively in the shares of Underlying Funds.

The second type of Separate Account available under the contract are Accounts GIS, QB and MM (the "Accounts") which are "managed" Separate Accounts. The Accounts are diversified, open-end management investment companies registered with the SEC under the 1940 Act. The assets of the Accounts are invested directly in securities such as stocks, bonds or money market instruments that are compatible with the stated investment policies of each Account. Each of the Accounts available in connection with the Contract has different investment objectives and fundamental investment policies.

                    INVESTMENT OBJECTIVES, POLICIES AND RISKS

Each Account's investment objective and, unless noted as fundamental, its investment policies may be changed without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in an Account's investment objective or policies may result in the Account having a different investment objective from those that an owner selected as appropriate at the time of investment.

Listed below for quick reference are the types of investments that each Account may make and its investment techniques. Any investments, policies and restrictions generally are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances. More detailed information about the Accounts' investments and investment techniques follows the chart.

                             INVESTMENTS AT A GLANCE

-------------------------------------------------------------------------------
   INVESTMENT TECHNIQUE                           GIS        QB          MM
-------------------------------------------------------------------------------
   Affiliated Bank Transactions
-------------------------------------------------------------------------------
   American Depositary Receipts                    X          X
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   Asset-Backed Mortgage Securities                X          X
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   Bankers' Acceptances                            X          X          X
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   Buying Put and Call Options                     X
-------------------------------------------------------------------------------
   Certificates of Deposit                         X          X          X
-------------------------------------------------------------------------------
   Commercial Paper                                X          X          X
-------------------------------------------------------------------------------
   Convertible Securities                          X          X
-------------------------------------------------------------------------------
   Corporate Asset-Backed Securities               X          X
-------------------------------------------------------------------------------
   Debt Securities                                 X          X          X
-------------------------------------------------------------------------------
   Emerging Market Securities
-------------------------------------------------------------------------------
   Equity Securities                               X          X
-------------------------------------------------------------------------------
   Floating & Variable Rate Instruments            X          X          X
-------------------------------------------------------------------------------
   Foreign Securities                              X          X          X
-------------------------------------------------------------------------------
   Forward Contracts on Foreign Currency
-------------------------------------------------------------------------------
   Futures Contracts                               X          X
-------------------------------------------------------------------------------
   Illiquid Securities                             X          X          X
-------------------------------------------------------------------------------
   Indexed Securities                                         X
-------------------------------------------------------------------------------
   Index Futures Contracts                         X          X
-------------------------------------------------------------------------------
   Investment Company Securities
-------------------------------------------------------------------------------
   Investment in Unseasoned Companies              X          X
-------------------------------------------------------------------------------
   Lending Portfolio Securities
-------------------------------------------------------------------------------
   Letters of Credit                               X          X
-------------------------------------------------------------------------------
   Loan Participations
-------------------------------------------------------------------------------
   Money Market Instruments                        X          X          X
-------------------------------------------------------------------------------
   Options on Foreign Currencies
-------------------------------------------------------------------------------
   Options on Index Futures Contracts              X          X
-------------------------------------------------------------------------------
   Options on Stock Indices                        X
-------------------------------------------------------------------------------
   Other Direct Indebtedness                                             X
-------------------------------------------------------------------------------

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-------------------------------------------------------------------------------
   Real Estate-Related Instruments                 X          X
-------------------------------------------------------------------------------
   Repurchase Agreements                           X          X          X
-------------------------------------------------------------------------------
   Reverse Repurchase Agreements                   X          X
-------------------------------------------------------------------------------
   Short Sales "Against the Box"
-------------------------------------------------------------------------------
   Short-Term Money Market Instruments             X          X          X
-------------------------------------------------------------------------------
   Swap Agreements
-------------------------------------------------------------------------------
   Temporary Bank Borrowing                        X          X          X
-------------------------------------------------------------------------------
   U.S. Government Securities X X X
-------------------------------------------------------------------------------
   Variable Amount Master Demand Notes             X          X          X
-------------------------------------------------------------------------------
   When-Issued & Delayed Delivery Securities       X          X          X
-------------------------------------------------------------------------------
   Writing Covered Call Options                    X
-------------------------------------------------------------------------------

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      DESCRIPTION OF CERTAIN TYPES OF INVESTMENTS AND INVESTMENT TECHNIQUES
                            AVAILABLE TO THE ACCOUNTS

WRITING COVERED CALL OPTIONS: The Accounts will write only "covered" call options, that is, they will own the underlying securities which are acceptable for escrow when they write the call option and until the obligation to sell the underlying security is extinguished by exercise or expiration of the call option, or until a call option covering the same underlying security and having the same exercise price and expiration date is purchased. These call options generally will be short-term contracts with a duration of nine months or less. The Accounts will receive a premium for writing a call option, but give up, until the expiration date, the opportunity to profit from an increase in the underlying security's price above the exercise price. The Accounts will retain the risk of loss from a decrease in the price of the underlying security. Writing covered call options is a conservative investment technique which is believed to involve relatively little risk, but which is capable of enhancing an Account's total returns.

The premium received for writing a covered call option will be recorded as a liability in each Account's Statement of Assets and Liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the close of the New York Stock Exchange, or, in the absence of such sale, at the latest bid quotation. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon exercise of the option.

The Options Clearing Corporation is the issuer of, and the obligor on, the covered call options written by the Accounts. In order to secure an obligation to deliver to the Options Clearing Corporation the underlying security of a covered call option, the Accounts will be required to make escrow arrangements.

In instances where the Accounts believe it is appropriate to close a covered call option, they can close out the previously written call option by purchasing a call option on the same underlying security with the same exercise price and expiration date. The Accounts may also, under certain circumstances, be able to transfer a previously written call option.

A previously written call option can be closed out by purchasing an identical call option only on a national securities exchange which provides a secondary market in the call option. There is no assurance that a liquid secondary market will exist for a particular call option at such time. If the Accounts cannot effect a closing transaction, they will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so.

If a substantial number of the call options are exercised, the Accounts' rates of portfolio turnover may exceed historical levels. This would result in higher brokerage commissions in connection with the writing of covered call options and the purchase of call options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

BUYING PUT AND CALL OPTIONS: The Accounts may purchase call options on specific securities, or on futures contracts whose price volatility is expected to closely match that of securities, eligible for purchase by the Accounts, in anticipation of or as a substitute for the purchase of the securities themselves. These options may be listed on a national exchange or executed "over-the-counter" with a broker-dealer as the counterparty. While the investment advisers anticipate that the majority of option purchases and sales will be executed on a national exchange, put or call options on specific securities or for non-standard terms are likely to be executed directly with a broker-dealer when it is advantageous to do so. Option contracts will be short-term in nature, generally less than nine months.

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The Accounts will pay a premium in exchange for the right to purchase (call) or sell (put) a specific number of shares of an equity security or futures contract at a specified price (the strike price) on or before the expiration date of the options contract. In either case, each Account's risk is limited to the option premium paid.

The Accounts may sell the put and call options prior to their expiration and realize a gain or loss thereby. A call option will expire worthless if the price of the related security is below the contract strike price at the time of expiration; a put option will expire worthless if the price of the related security is above the contract strike price at the time of expiration.

Put and call options will be employed for bona fide hedging purposes only. Liquid securities sufficient to fulfill the call option delivery obligation will be identified and segregated in an account; deliverable securities sufficient to fulfill the put option obligation will be similarly identified and segregated. In the case of put options on futures contracts, portfolio securities whose price volatility is expected to match that of the underlying futures contract will be identified and segregated.

MONEY MARKET INSTRUMENTS: Money market securities are instruments with remaining maturities of one year or less, such as bank certificates of deposit, bankers' acceptances, commercial paper (including master demand notes), and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

SHORT-TERM MONEY MARKET INSTRUMENTS. The Accounts may at any time invest funds awaiting investment or held as reserves for the purposes of satisfying redemption requests, payment of dividends or making other distributions to shareholders, in cash and short-term money market instruments. Short-term money market instruments may include (i) short-term U.S. Government Securities and, short-term obligations of foreign sovereign governments and their agencies and instrumentalities, (ii) interest bearing savings deposits on, and certificates of deposit and bankers' acceptances of, United States and foreign banks, (iii) commercial paper of U.S. or of foreign issuers rated A-1 or higher by S&P or Prime-1 by Moody's, issued by companies which have an outstanding debt issue rated AA or higher by S&P or Aa or higher by Moody's or, if not rated, determined by the Investment Subadviser to be of comparable quality to those rated obligations which may be purchased by the Accounts.

CERTIFICATES OF DEPOSIT: Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

Certificates of deposit will be limited to U.S. dollar-denominated certificates of United States banks which have at least $1 billion in deposits as of the date of their most recently published financial statements (including foreign branches of U.S. banks, U.S. branches of foreign banks which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation).

The Accounts will not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the Accounts do not currently intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks. Additionally, Account TSB invests in Euro Certificates of Deposit issued by banks outside of the United States, with interest and principal paid in U.S. dollars.

BANKERS' ACCEPTANCES: Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an

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acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank, which, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by Account MM must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion, and must be payable in U.S. dollars.

UNITED STATES GOVERNMENT SECURITIES: Securities issued or guaranteed by the United States Government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. Treasury Bills have maturities of one year or less, Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.

Securities issued or guaranteed by the United States Government or its agencies or instrumentalities include direct obligations of the United States Treasury and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board and Federal National Mortgage Association.

Some obligations of United States Government agencies and instrumentalities, such as Treasury Bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the United States; others, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the United States Government is not obligated by law to provide support to an instrumentality it sponsors, the Accounts will invest in the securities issued by such an instrumentality only when the investment advisers determine that the credit risk with respect to the instrumentality does not make the securities unsuitable investments. United States Government securities will not include international agencies or instrumentalities in which the United States Government, its agencies or instrumentalities participate, such as the World Bank, the Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

REPURCHASE AGREEMENTS: Interim cash balances may be invested from time to time in repurchase agreements with approved counterparties. Approved counterparties are limited to national banks or reporting broker-dealers meeting the Advisor's credit quality standards as presenting minimal risk of default. All repurchase transactions must be collateralized by U.S. Government securities with market value no less than 102% of the amount of the transaction, including accrued interest. Repurchase transactions generally mature the next business day but, in the event of a transaction of longer maturity, collateral will be marked to market daily and, when required, additional cash or qualifying collateral will be required from the counterparty.

In executing a repurchase agreement, a portfolio purchases eligible securities subject to the seller's simultaneous agreement to repurchase them on a mutually agreed upon date and at a mutually agreed upon price. The purchase and resale prices are negotiated with the counterparty on the basis of current short-term interest rates, which may be more or less than the rate on the securities collateralizing the transaction. Physical delivery or, in the case of "book-entry" securities, segregation in the counterparty's account at the Federal Reserve for the benefit of the Account is

                                       8
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required to establish a perfected claim to the collateral for the term of the agreement in the event the counterparty fails to fulfill its obligation.

As the securities collateralizing a repurchase transaction are generally of longer maturity than the term of the transaction, in the event of default by the counterparty on its obligation, the Account would bear the risks of delay, adverse market fluctuation and transaction costs in disposing of the collateral.

WHEN-ISSUED SECURITIES. Certain Accounts may, from time to time, purchase new-issue government or agency securities on a "when-issued," "delayed-delivery," or "to-be-announced" basis ("when-issued securities"). The prices of such securities are fixed at the time the commitment to purchase is made and may be expressed in either dollar-price or yield- maintenance terms. Delivery and payment may be at a future date beyond customary settlement time. It is the Accounts' customary practice to make when-issued purchases for settlement no more than 90 days beyond the commitment date.

The commitment to purchase a when-issued security may be viewed as a senior security, which is marked to market and reflected in the Account's net asset value daily from the commitment date. While the adviser or subadviser intends for the Account to take physical delivery of these securities, offsetting transactions may be made prior to settlement, if it is advantageous to do so. An Account does not make payment or begin to accrue interest on these securities until settlement date. To invest its assets pending settlement, an Account normally invests in short-term money market instruments and other securities maturing no later than the scheduled settlement date.

The Accounts do not intend to purchase when-issued securities for speculative or "leverage" purposes. Consistent with Section 18 of the 1940 Act and the position of the SEC thereunder, when an Account commits to purchase a security on a when-issued basis, the adviser or subadviser identifies and places in a segregated account high-grade money market instruments and other liquid securities equal in value to the purchase cost of the when-issued securities.

The adviser and subadvisers believe that purchasing securities in this manner will be advantageous to the Accounts. However, this practice entails certain additional risks, namely the default of the counterparty on its obligations to deliver the security as scheduled. In this event, an Account would experience a gain or loss equal to the appreciation or depreciation in value from the commitment date. The adviser and subadvisers employ a rigorous credit quality procedure in determining the counterparties to deal with in purchasing when-issued securities and, in some circumstances, require the counterparty to post cash or some other form of security as margin to protect the value of the delivery obligation pending settlement.

FLOATING AND VARIABLE RATE INSTRUMENTS: Obligations that have a floating or variable rate of interest bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Each Account limits its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. The advisers or subadvisers monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Each Accounts' right to obtain payment at par on a demand instrument can be affected by events occurring between the date the Accounts elect to demand payment and the date payment is due. Those events may affect the ability of the issuer of the instrument to make payment when due, except when such demand instruments permit same-day settlement. To facilitate settlement, these same-day demand instruments may be held in book entry form at a bank other than the Accounts' custodian, subject to a subcustodian agreement approved by the Accounts between that bank and the Accounts' custodian.

The floating and variable rate obligations that the Accounts may purchase include certificates of participation in obligations purchased from banks. A certificate of participation gives an Account

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an undivided interest in the underlying obligations in the proportion that the
Account's interest bears to the total principal amount of such obligations. Certain of such certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity.

VARIABLE AMOUNT MASTER DEMAND NOTES: Variable amount master demand notes are unsecured obligations that permit the investment of fluctuating amounts by an Account at varying rates of interest pursuant to direct arrangements between the Account as lender and the issuer as borrower. Master demand notes permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. Each Account has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because these types of notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded. Also, there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, an Account's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the advisers or subadvisers will consider the earning power, cash flow and other liquidity ratios of the issuer. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, each Account will invest in them only if, at the time of an investment, the issuer meets the criteria set forth for all other commercial paper. Pursuant to procedures established by the adviser or subadviser, such notes are treated as instruments maturing in one day and valued at their par value. The advisers and subadvisers intend to continuously monitor factors related to the ability of the borrower to pay principal and interest on demand.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes are unsecured obligations that permit a Fund to invest different amounts at varying interest rates under arrangements between the Account (as lender) and the issuer of the note (as borrower). Under the note, an Account has the right at any time to increase the amount up to the full amount provided by the note agreement, or to decrease the amount, and the borrower has the right to repay at any time up to the full amount of the note without penalty. Notes purchased by an Account permit it to demand payment of principal and accrued interest at any time (on not more than seven days notice). Notes acquired by an Account may have maturities of more than one year, provided that: (1) the Account is entitled to payment of principal and accrued interest upon not more than seven days notice, and (2) the interest rate on such notes is adjusted automatically at periodic intervals, which normally do not exceed 31 days but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest-rate adjustment or the demand notice period. Because these notes are direct lending arrangements between the lender and the borrower, the notes normally are not traded and have no secondary market, although the notes are redeemable and, thus, repayable at any time by the borrower at face value plus accrued interest. Accordingly, an Account's right to redeem depends on the borrower's ability to pay interest on demand and repay principal. In connection with variable rate master demand notes, an adviser or subadviser considers, under standards established by the Board, earning power, cash flow and other liquidity ratios of a borrower and monitors the ability of a borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, an Account will invest in them only if the investment adviser determines that the issuer meets the criteria established for commercial paper.

ZERO COUPON BONDS AND STEP-UP BONDS. Zero coupon bonds do not pay interest. They are sold at a substantial discount from face value. Additionally, zero coupon bonds give the issuer the flexibility of reduced cash interest expense for several years, and they give the purchaser the potential advantage of compounding the coupons at a higher rate than might otherwise be available.

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Zero coupon bonds are very risky, however, for the investor. Because the cash flows from zero coupon bonds are deferred and because zero coupon bonds often represent subordinated debt, their prices are more volatile than most other bonds.

Step-up bonds are a variant of zero coupon bonds. Step-up bonds pay little or no initial interest rate for several years and then a higher rate until maturity. They are also issued at a discount from face value.

For tax purposes, a purchaser of zero coupon bonds owes income tax on the interest that has accrued each year, even though the Account has received no cash. Certain federal tax law income and capital-gain distribution requirements may have an adverse effect on an Account to the extent it invests in zero coupon bonds.

PAY-IN-KIND BONDS. Pay-in-kind bonds pay interest either in cash or in additional securities at the issuer's option for a specified period. Like zero coupon bonds, PIK bonds are designed to give the issuer flexibility in managing cash flow. Unlike zero coupon bonds, however, PIK bonds offer the investor the opportunity to sell the additional securities issued in lieu of interest and thus obtain current income on the original investment. Certain federal tax law income and capital gain distribution requirements may have an adverse effect on an Account to the extent that it invests in PIK bonds.

RESET BONDS. The interest rate on reset bonds is adjusted periodically to a level that should allow the bonds to trade at a specified dollar level, generally par or $101. The rate can usually be raised, but the bonds have a low call premium, limiting the opportunity for capital gain. Some reset bonds have a maximum rate, generally 2.5% or 3% above the initial rate.

INCREASING RATE NOTES. Increasing rate notes ("IRNs") have interest rates that increase periodically (by 1/4% per quarter, for example). IRNs are generally used as a temporary financing instrument since the increasing rate is an incentive for the issuer to refinance with longer-term debt.

EQUITY SECURITIES. By definition, equity securities include common and preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

STOCKS. Certain Accounts expect to remain fully invested in common stocks to the extent practicable, and is therefore subject to the general risk of the stock market. The value of an Account's shares can be expected to fluctuate in response to changes in market and economic conditions as well as the financial conditions and prospects of the issuers in which it invests. Certain Accounts also may invest in stocks of smaller companies that may individually exhibit more price volatility than the broad market averages. Although equity securities have historically demonstrated long-term growth in value, their prices fluctuate based on changes in a company's financial condition and general economic conditions. This is especially true in the case of smaller companies. Moreover, Accounts may invest in stocks of growth-oriented companies that intend to reinvest earnings rather than pay dividends. An Account may make investments in stocks that may at times have limited market liquidity and whose purchase or sale would result in above average transaction costs. Another factor that would increase the fundamental risk of investing in smaller companies is the lack of publicly available information due to their relatively short operating record as public companies.

Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies.

The nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium sized emerging growth companies making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Shares of an Account, therefore, are subject to greater fluctuation in value than shares of a conservative equity portfolio or of a growth portfolio that invests entirely in proven growth stocks.

CONVERTIBLE SECURITIES. Convertible securities may include corporate notes or preferred stock but ordinarily are long-term debt obligations of an issuer that are convertible at a stated price or exchange rate into the issuer's common stock. Convertible securities have characteristics similar to both common stock and debt obligations. Although to a lesser degree than with debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and, therefore, reacts to variations in the general stock market. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

As fixed-income securities, convertible securities are investments that provide a stable stream of income with generally higher yields than common stocks. Like all fixed-income securities, there can be no assurance of the current income because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential through the conversion feature for capital appreciation. There can be no assurance of capital appreciation because securities prices fluctuate.

Convertible securities generally are subordinated to other similar but not-convertible debt of the same issuer, although convertible bonds enjoy seniority payment rights over all equity securities. Convertible preferred stock is senior to the issuer's common stock. Because of the conversion feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

A synthetic convertible security is comprised of two distinct securities that together resemble convertible securities. Synthetic convertible securities combine non-convertible bonds or preferred stock with warrants or stock call options. The options that form a portion of the convertible security are listed on a securities exchange or on the National Association of Securities Dealers Automated Quotations Systems. The two components of a synthetic convertible security generally are not offered as a unit but may be purchased and sold by a Fund at different times. Synthetic convertible securities differ from convertible securities in that each component of a synthetic convertible security has a separate market value and responds differently from the other to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

DEBT SECURITIES. Debt securities held by an Account may be subject to several types of investment risk, including market or interest rate risk, which relates to the change in market value caused by fluctuations in prevailing interest rates and credit risk, which relates to the ability of the issuer to make timely interest payments and to repay the principal upon maturity. Call or income risk relates to corporate bonds during periods of falling interest rates, and involves the possibility that securities with high interest rates will be prepaid or "called" by the issuer prior to maturity. Investment-grade debt securities are generally regarded as having adequate capacity to pay interest and repay principal, but have speculative characteristics. Below-investment-grade debt securities (sometimes referred to as "high-yield/high-risk" or "junk" bonds) have greater speculative characteristics. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The yield on debt instruments over a period of time should reflect prevailing interest rates, which depend on a number of factors, including government action in the capital markets, government fiscal and monetary policy, needs of businesses for capital goods for expansion, and investor expectations as to future inflation. The yield on a particular debt instrument is also affected by the risk that the issuer will be unable to pay principal and interest.

Certain Accounts may invest in corporate debt obligations that may be rated below the three highest rating categories of a nationally recognized statistical rating organization (AAA, AA, or A for S&P and AAA, AA, or A for Moody's, (see the Appendix for more information)) or, if unrated, of comparable quality and may have speculative characteristics or be speculative. Lower-rated or comparable unrated bonds are commonly referred to as "junk bonds". There is no minimum acceptable rating for a security to be purchased or held by certain Accounts, and an Account may, from time to time, purchase or hold securities rated in the lowest rating category and may include bonds in default. Credit ratings evaluate the safety of the principal and interest payments but not the market value of high yield bonds. Further, the value of such bonds is likely to fluctuate over time.

Lower-rated bonds usually offer higher yields with greater risks than higher-rated bonds. Lower-rated bonds have more risk associated with them that the issuer of such bonds will default on principal and interest payments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities that react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the price or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time.

As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal and income than higher-rated securities.

An economic downturn may adversely affect the value of some lower-rated bonds. Such a downturn may especially affect highly leveraged companies or companies in cyclically sensitive industries, where deterioration in a company's cash flow may impair its ability to meet its obligations to pay principal and interest to bondholders in a timely fashion. From time to time, as a result of changing conditions, issuers of lower-rated bonds may seek or may be required to restructure the terms and conditions of securities they have issued. As a result of these restructuring, holders of lower-rated securities may receive less principal and interest than they had bargained for at the time such bonds were purchased. In the event of a restructuring, an Account may bear additional legal or administrative expenses in order to maximize recovery from an issuer. Additionally, an increase in interest rates may also adversely impact the value of high yield bonds.

The secondary trading market for lower rated bonds is generally less liquid than the secondary trading market for higher-rated bonds. Adverse publicity and the perception of investors relating to issuers, underwriters, dealers or underlying business conditions, whether or not warranted by fundamental analysis, may affect the price or liquidity of lower-rated bonds. On occasion, therefore, it may become difficult to price or dispose of a particular security in the Account.

An Account may, from time to time, own zero coupon bonds and pay-in-kind securities. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity. Pay-in-kind securities make periodic payments in the form of additional securities as opposed to cash. The price of zero coupon bonds and pay-in-kind securities is generally more sensitive to fluctuations in interest rates than are conventional bonds. Additionally, federal tax law requires that interest on zero coupon bonds be reported as income to the Account even though it receives no cash interest until the maturity or payment date of such securities.

Many corporate debt obligations, including many lower rated bonds, permit the issuers to call the security and therefore redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if an Account owns a bond that is called, the Account will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at a lower interest rate, thus reducing income to the Account.

EVALUATING THE RISKS OF LOWER-RATED SECURITIES. An Account's adviser or subadviser will follow certain steps to evaluate the risks associated with investing in lower-rated securities. These techniques include:

    CREDIT RESEARCH. The adviser or subadviser performs its own credit analysis in addition to using nationally recognized statistical rating organizations and other sources, including discussions with the issuer's management, the judgment of other investment analysts, and its own informed judgment. The credit analysis will consider the issuer s financial soundness, its responsiveness to changes in interest rates and business conditions, and its anticipated cash flow, interest or dividend coverage and earnings. In evaluating an issuer, the adviser or subadviser places special emphasis on the estimated current value of the issuer's assets rather than historical costs.

    DIVERSIFICATION. An Account generally invests in securities of many different issuers, industries, and economic sectors to reduce portfolio risk.

    ECONOMIC ANALYSIS. The adviser or subadviser will also analyze current developments and trends in the economy and in the financial markets. When investing in lower-rated securities, timing and selection are critical and analysis of the business cycle can be important.

Achievement by an Account investing in these bonds of its investment objective may be more dependent on the credit analysis of a lower-rated bond than would be the case if the Account invested exclusively in higher-rated bonds.

EXCHANGE-TRADED FINANCIAL FUTURES. Certain Accounts may use exchange-traded financial futures contracts consisting of stock index futures contracts and futures contracts on debt securities ("interest rate futures") as a hedge to protect against changes in stock prices or interest rates. A stock index futures contract is a contractual obligation to buy or sell a specified index of stock at a future date for a fixed price.

An Account will not purchase or sell futures contracts for which the aggregate initial margin exceeds 5% of the fair market value of its assets, after taking into account unrealized profits and losses on any such contracts which it has entered into. When a futures contract is purchased, the Account will set aside an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin. At no time will the Account's investments in such futures be used for speculative purposes.

All financial futures contracts will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). To ensure that its futures transactions meet CFTC standards, the Account will enter into futures contracts for hedging purposes only (i.e., for the purposes or with the intent specified in CFTC regulations and interpretations, subject to the requirements of the Securities and Exchange Commission).

The use of options, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may result in the loss of principal, particularly where such instruments are traded for other than hedging purposes (e.g., to enhance current yield).

STOCK INDEX FUTURES CONTRACTS. Certain Accounts may purchase and sell stock index futures contracts. Stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and conversely, the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the S&P 500 Index, the New York Stock Exchange Composite Index, the Value Line Stock Index, and the Major Market Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently traded, will in the future be the subject of publicly traded futures contracts. Each Account may purchase and sell stock index futures contracts on its benchmark index or similar index.

Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead are liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by an Account are usually liquidated in this manner, an Account may instead make or take delivery of underlying securities whenever it appears economically advantageous to do so. A clearing organization associated with the relevant exchange assumes responsibility for closing out transactions and guarantees that, as between the clearing members of the exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

When futures contracts are entered into by an Account, either as the purchaser or the seller of such contracts, the Fund is required to deposit with its custodian in a segregated account in the name of the futures commission merchant ("FCM") an initial margin of cash or U.S. Treasury bills equaling as much as 5% to 10% or more of the contract settlement price. The nature of initial margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that initial margins for futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's initial margin on a futures contract represents a good faith deposit securing the customer's contractual obligations under the futures contract. The initial margin deposit is returned, assuming these obligations have been met, when the futures contract is terminated. In addition, subsequent payments to and from the FCM, called "variation margin," are made on a daily basis as the price of the underlying security or stock index fluctuates reflecting the change in value in the long (purchase) or short (sale) positions in the financial futures contract, a process known as "marking to market."

Futures contracts generally are not entered into to acquire the underlying asset and generally are not held to maturity. Prior to the contract settlement date, an Account will normally close all futures positions by entering into an offsetting transaction which operates to cancel the position held, and which usually results in a profit or loss.

OPTIONS ON STOCK INDEX FUTURES CONTRACTS. Certain Accounts also may purchase call and put options and write covered call and put options on stock index futures contracts of the type into which the particular Fund is authorized to enter. Covered put and call options on futures contracts will be covered in the same manner as covered options on securities and securities indices. The Accounts may invest in such options for the purpose of closing out a futures position that has become illiquid.

Options on futures contracts are traded on exchanges that are licensed and regulated by the CFTC. A call option on a futures contract gives the purchaser the right in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

Unlike entering into a futures contract itself, purchasing options on futures contracts allows a buyer to decline to exercise the option, thereby avoiding any loss beyond forgoing the purchase price (or "premium") paid for the options. Whether, in order to achieve a particular objective, the Account enters into a stock index futures contract, on the one hand, or an option contract on a stock index futures contract, on the other, will depend on all the circumstances, including the relative costs, liquidity, availability and capital requirements of such futures and options contracts. Each Account will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions and the particular objective to be achieved.

CERTAIN ADDITIONAL RISKS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. In addition to the risks described in the Prospectus, the use of stock index futures contracts and options on such futures contracts may entail the following risks. First, although such instruments when used by an Account are intended to correlate with the Account's portfolio securities, in many cases the futures contracts or options on futures contracts used may be based on stock indices the components of which are not identical to the portfolio securities owned or intended to be acquired by the Account. Second, due to supply and demand imbalances and other market factors, the price movements of stock index futures contracts and options thereon may not necessarily correspond exactly to the price movements of the stock indices on which such instruments are based. Accordingly, there is a risk that an Account's transactions in those instruments will not in fact offset the impact on the Account of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses to the Account which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Account.

To some extent, careful management of these strategies can minimize these risks. For example, where price movements in a futures contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by an Account, it may, in order to compensate for this difference, use an amount of futures contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a futures contract is anticipated to be more volatile, an Account may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

The risk that the hedging technique used will not actually or entirely offset an adverse change in the value of an Account's securities is particularly relevant to futures contracts. An Account, in entering into a futures purchase contract, potentially could lose any or all of the contract's settlement price. In addition, because stock index futures contracts require delivery at a future date of an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying index and the potential cost of settlement to an Account. A small increase or decrease in the value of the underlying index can, therefore, result in a much greater increase or decrease in the cost to the Fund. Although the Accounts intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when they seek to "close out" (i.e., terminate) a particular stock index futures contract position. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange. An Account may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a futures position. Nevertheless, in some cases, an Account may experience losses as a result of such inability. Therefore it may have to liquidate other more advantageous investments to meet its cash needs.

In addition, FCMs or brokers in certain circumstances will have access to the Accounts' assets posted as margin in connection with these transactions as permitted under the Act. The Accounts will use only FCMs or brokers in whose reliability and financial soundness they have full confidence and have adopted certain other procedures and limitations to reduce the risk of loss with respect to any assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker's insolvency or bankruptcy, it is possible that an Account could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time the Account could effect such recovery.

The success of these techniques depends, among other things, on the adviser's or subadviser's ability to predict the direction and volatility of price movements in the futures markets as well as the securities markets and on its ability to select the proper type, time, and duration of futures contracts. There can be no assurance that these techniques will produce their intended results. In any event, the adviser or subadviser will use stock index futures contracts and options thereon only when it believes the overall effect is to reduce, rather than increase, the risks to which an Account is exposed. These transactions also, of course, may be more, rather than less, favorable to an Account than originally anticipated.

SWAPS. Swaps are over-the-counter (OTC) agreements that typically require counterparties to make periodic payments to each other for a specified period. The calculation of these payments is based on an agreed-upon amount, called the notional amount that generally is exchanged only in currency swaps. The periodic payments may be a fixed or floating (variable) amount. Floating payments may change with fluctuations in interest or currency rates or equity or commodity prices, depending on the contract terms. Swaps are used to hedge a risk or obtain more desirable financing terms, and they can be used to profit from correctly anticipating rate and price movements.

FOREIGN AND EMERGING MARKETS SECURITIES. Certain Accounts may invest in foreign and/or emerging markets securities. These securities may include U.S. dollar-denominated securities and debt securities of foreign governments (including provinces and municipalities) or their agencies or instrumentalities, securities issued or guaranteed by international organizations designated or supported by multiple governments or entities to promote economic reconstruction or development, and securities of foreign corporations and financial institutions.

Certain Accounts may invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"), and similar instruments providing for indirect investment in securities of foreign issuers. Due to the absence of established securities markets in certain foreign countries and restrictions in certain countries on direct investment by foreign countries and restrictions in certain countries on direct investment by foreign entities, an Account may invest in certain issuers through the purchase of sponsored and unsponsored ADRs or other similar securities, such as American Depositary Shares, Global Depositary Shares of International Depositary Receipts. ADRs are receipts typically issued by U.S. banks evidencing ownership of the underlying securities into which they are convertible. These securities may or may not be denominated in the same currency as the underlying securities. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

Subject to any limit on an Account's investments in foreign securities, there may be no limit on the amount of assets that may be invested in securities of issuers domiciled in a single country or market. To the extent that an Account's assets are invested substantially in a single country or market, the Account is more susceptible to the risks of investing in that country or market than it would be if its assets were geographically more diversified.

Investments in foreign securities may offer an Account an opportunity to pursue the performance potential of an overseas market. Such securities, however, also entail risks in addition to the risks of U.S. securities. Foreign governments may nationalize or expropriate assets or impose confiscatory taxes on an investment. Civil wars or other political or financial instability or diplomatic developments may affect the value of a Fund's foreign investments. Foreign countries may impose currency exchange controls, foreign withholding taxes, or other factors that may affect the value of an investment. Movement in foreign currency exchange rates against the U.S. dollar may result in significant changes in the value of overseas investments. Generally, if the U.S. dollar weakens, the value of the foreign investment in U.S. dollars increases. Conversely, when the U.S. dollar strengthens, the value of the foreign investment in U.S. dollars decreases.

There is generally less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers generally are not subject to accounting, auditing and financial reporting practices comparable with U.S. practices. Some foreign securities or markets are more thinly traded and, as a result, foreign securities may be less liquid and more volatile than U.S. securities. Foreign settlement procedures and trade regulations may involve risks and expenses not present in U.S. settlements.

The risks of investing in foreign securities may be intensified in the case of investment in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than comparable domestic securities. Investment in emerging markets may be subject to delays in settlements, resulting in periods when a portion of an Account's assets is uninvested and no return is earned thereon. Certain markets may require payment for securities before delivery, and in such markets the Account bears the risk that the securities will not be delivered and that the payment will not be returned.

In addition, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries. In many cases, emerging market countries are among the world's largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. In recent years, the governments of some of these countries have encountered difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.

Foreign securities transactions also include generally higher commission rates and the risks of adverse changes in investment or exchange control regulations, political instability that could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital.

Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

ILLIQUID SECURITIES. Certain Accounts may make investments in illiquid securities. Illiquid securities are those that are not readily marketable within seven days in the ordinary course of business and include restricted securities that may not be publicly sold without registration under the Securities Act of 1933 (the "1933 Act") and Rule 144A securities. Inmost instances such securities are traded at a discount from the market value of unrestricted securities of the same issuer until the restriction is eliminated. If a Fund sells such portfolio securities, it may be deemed an underwriter, as such term is defined in the 1933 Act, with respect to those sales, and registration of such securities under the 1933 Act may be required. The Accounts will not bear the expense of such registration. In determining securities subject to the percentage limitation, an Account will include, in addition to restricted securities, repurchase agreements maturing in more than seven days and other securities not having readily available market quotations, including options traded over-the-counter, certain mortgage related securities and other securities subject to restrictions on resale.

RULE 144A SECURITIES. Certain Rule 144A securities may be considered illiquid and, therefore, their purchase is subject to a Fund's limitation on the purchase of illiquid securities, unless the adviser under guidelines approved by the Board determines on an ongoing basis that an adequate trading market exists for the securities. If qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities held by an Account, the Account's level of illiquidity could increase. The Board has established standards and procedures for determining the liquidity of Rule 144A securities and periodically monitors the adviser's implementation of the standards and procedures. The ability to sell to qualified institutional buyers under Rule 144A has developed in recent years, and the adviser cannot predict how this market will develop.

LOANS OF SECURITIES TO BROKER DEALERS. The Account may lend securities to brokers and dealers pursuant to agreements requiring that the loans be continuously secured by cash, liquid securities, or any combination of cash and liquid securities, as collateral equal at all times in value to at least 102% of the market value of the securities loaned. The Account will not loan securities if, after a loan, the aggregate of all outstanding securities loans exceeds one third of the value of the Account's total assets taken at their current market value. The Account continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of any cash loan collateral in U.S. Treasury notes, certificates of deposit, other high grade, short-term obligations or interest-bearing cash equivalents. Although voting rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the Account may vote the securities if, in the opinion of the investment adviser, a material event affecting the investment would occur. There may be risks of delay in receiving additional collateral, in recovering the securities loaned, or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans may be made only to borrowers deemed to be of good standing, under standards approved by the Board of Managers ("Board"), when the income to be earned from the loan justifies the risks.

REVERSE REPURCHASE AGREEMENTS: A reverse repurchase agreement transaction is similar to borrowing cash. In a reverse repurchase agreement, an Account transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees on a stipulated date in the future to repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable an Account to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Account will be able to avoid selling portfolio instruments at a disadvantageous time.

The Accounts will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory to the adviser or subadviser. Such transactions may increase fluctuations in an Account's yield or in the market value of its assets.

When effecting reverse repurchase agreements, liquid assets of an Account, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, an Account may restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

TEMPORARY INVESTMENTS. Permissible temporary investments for defensive or cash management purposes may include U.S. government securities and money market instruments, including instruments of banks that are members of the Federal Deposit Insurance Corporation with assets of at least $1 billion, such as certificates of deposit, demand and time deposits, and bankers' acceptances; prime commercial paper, including master demand notes; and repurchase agreements secured by U.S. government securities.

Certain Accounts may invest in debt obligations which involve equity features such as conversion or exchange rights, warrants for the acquisition of common stock of the same or a different issuer, participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

TEMPORARY BANK BORROWING: Certain Accounts may borrow from banks for temporary purposes, including the meeting of redemption requests, which might require the untimely disposition of securities.

LETTERS OF CREDIT: Certain Accounts may also engage in trades of municipal obligations, certificates of participation therein, commercial paper and other short-term obligations that are backed by irrevocable letters of credit issued by banks which assume the obligation for payment of principal and interest in the event of default by an issuer. Only banks the securities of which, in the opinion of the Investment Subadviser, are of investment quality comparable to other permitted investments of the Accounts may be used for letter of credit-backed investment.

INVESTMENT IN UNSEASONED COMPANIES: Certain Accounts may also invest Account assets in securities of companies that have operated for less than three years, including the operations of predecessors. The Accounts have undertaken that they will not make investments that will result in more than 5% of total assets being invested in the securities of newly formed companies and equity securities that are not readily marketable. Investing in securities of unseasoned companies may, under certain circumstances, involve greater risk than is customarily associated with investment in more established companies.

REAL ESTATE-RELATED INSTRUMENTS: Some Accounts may engage in the purchase and sale of real estate related instruments including real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, over building and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

CORPORATE ASSET-BACKED SECURITIES: Corporate asset-backed securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card or automobile loan receivables, representing the obligations of a number of different parties. Corporate asset-backed securities present certain risks. For instance, in the case of credit care receivables, these securities may not have the benefit of any security interest in the related collateral.

ASSET-BACKED MORTGAGE SECURITIES: Securities of this type include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

LOAN PARTICIPATIONS AND OTHER DIRECT INDEBTEDNESS: By purchasing a loan participation, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase.

Some Accounts may also purchase other direct indebtedness such as trade or other claims against companies, which generally represent money owed by the company to a supplier of goods and services. These claims may also be purchased at a time when the company is in default. Certain of the loan participations and other direct indebtedness acquired by these Accounts may involve revolving credit facilities or other standby financing commitments which obligate the Accounts to pay additional cash on a certain date or on demand.

The highly leveraged nature of many such loans and other direct indebtedness may make such loans especially vulnerable to adverse changes in economic or market conditions. Loan participations and other direct indebtedness may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Accounts may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

INVESTMENT COMPANY SECURITIES: Generally, the Accounts may purchase and sell securities of open and closed-end investment companies subject to the limits prescribed under the 1940 Act.

AFFILIATED BANK TRANSACTIONS: Certain Accounts may engage in transactions with financial institutions that are, or may be considered to be "affiliated persons" of the fund under the Investment Company Act of 1940. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities, U.S. government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. The Board of Managers and the advisers of Accounts engaged in affiliated bank transactions have established and will periodically review procedures applicable to transactions involving affiliated financial institutions.

INDEXED SECURITIES: Certain Accounts may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting, in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.

SHORT SALES "AGAINST THE BOX": Some Accounts may enter into a short sale against the box. If an Account decides to enter into such transitions, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

COMMERCIAL PAPER RATINGS: Investments in commercial paper are limited to those rated A-1 by Standard & Poor's Corporation and Prime-1 by Moody's Investors Service, Inc. Commercial paper rated A-1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements;
(2) the issuer's long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowances made for unusual circumstances; and (5) the issuer's industry is typically well established and the issuer has a strong position within the industry.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluating the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. The relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

INVESTMENT RESTRICTIONS

The Separate Accounts each have different investment objectives and policies, as discussed above and in the Prospectus. Each Managed Separate Account has certain fundamental investment restrictions, which are set forth below. Neither the investment objective nor the fundamental investment restrictions can be changed without a vote of a majority of the outstanding voting securities of the Accounts, as defined in the 1940 Act.

The percentage restrictions (for either fundamental investment policies or investment restrictions) are interpreted such that if they are adhered to at the time of investment, a later increase in a percentage beyond the specified limit resulting from a change in the values of portfolio securities or in the amount of net assets shall not be considered a violation. It must be recognized that there are risks inherent in the ownership of any investment and that there can be no assurance that the investment objectives of the Separate Accounts will be achieved.

THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES ("GIS")

INVESTMENT RESTRICTIONS

The investment restrictions for Account GIS are set forth below. The investment restrictions set forth in items 1 through 9 are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account GIS, as defined in the 1940 Act. Items 10 through 13 may be changed by a vote of the Board of Managers of Account GIS.

    1. Not more than 5% of the assets of the Account will be invested in the securities of any one issuer, except obligations of the United States Government and its instrumentalities.

    2. Borrowings will not be made, except that the right is reserved to borrow from banks for emergency purposes, provided that such borrowings will not exceed 5% of the value of the assets of Account GIS, and that immediately after the borrowing, and at all times thereafter, and while any such borrowing is unrepaid, there will be asset coverage of at least 300% for all borrowings of the Account.

    3. Securities of other issuers will not be underwritten, except that the Account could be deemed an underwriter when engaged in the sale of restricted securities. (See item 13.)

    4. Interests in real estate will not be purchased, except as may be represented by securities for which there is an established market.

    5. No purchase of commodities or commodity contracts will be made, except transactions involving financial futures in order to limit transaction and borrowing costs and for hedging purposes, as discussed above.

    6. Loans will be made only through the acquisition of a portion of privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors. (See item 13.)

    7. Investments will not be made in the securities of a company for the purpose of exercising management or control.

    8. Not more than 10% of the voting securities of any one issuer will be acquired. (It is the present practice of the Account not to exceed 5% of the voting securities of any one issuer.)

    9.  Senior securities will not be issued.

    10. Short sales of securities will not be made.

    11. Purchases will not be made on margin, except for short-term credits which are necessary for the clearance of transactions, and for the placement of not more than 5% of its net asset value in total margin deposits for positions in futures contracts.

    12. The Account will not invest in the securities of other investment companies, except as part of a plan of merger, consolidation or acquisition of assets.

    13. Not more than 5% of the value of the assets of the Account may be invested in restricted securities (securities which may not be publicly offered without registration under the Securities Act of 1933).

Changes in the investments of Account GIS may be made from time to time to take into account changes in the outlook for particular industries or companies. The Accounts' investments will not, however, be concentrated in any one industry; that is, no more than 25% of the value of their assets will be invested in any one industry. While Account GIS may occasionally invest in foreign securities, it is not anticipated that such investments will, at any time, account for more than 10% of their investment portfolios.

The assets of Account GIS will be kept fully invested, except that (a) sufficient cash may be kept on hand to provide for variable annuity contract obligations, and (b) reasonable amounts of cash, United States Government or other liquid securities, such as short-term bills and notes, may be held for limited periods, pending investment in accordance with their respective investment policies.

PORTFOLIO TURNOVER

Although Account GIS intend to purchase securities for long-term appreciation of capital and income, and do not intend to place emphasis on obtaining short-term trading profits, such short-term trading may occur. A higher turnover rate should not be interpreted as indicating a variation from the stated investment policy of seeking long-term accumulation of capital, and will normally increase the brokerage costs of Account GIS. However, negotiated fees and the use of futures contracts will help to reduce brokerage costs. While there is no restriction on portfolio turnover, Account GIS expects to have a moderate to high level of portfolio turnover. The portfolio turnover rate for Account GIS for the years ended December 31, 2001, 2002 and 2003 was 32%, 54% and 68%, respectively.

THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES ("QB")

INVESTMENT RESTRICTIONS

The account normally invests at least 80% of its assets in investment-grade bonds and debt securities ("80% investment policy"). Investment-grade bonds are those rated within the three highest categories by Standard & Poors Group, Moody's Investors Service, Inc. or any other nationally recognized statistical rating organization, or if, unrated, determined to be of comparable quality by the Adviser. Commercial paper rated in the top category by a nationally recognized statistical rating organization is included in the Account's 80% investment policy. The Account will notify shareholders at least 60 days' prior to changing it's 80% investment policy.

The investment restrictions set forth in items 1 through 9 below are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account QB, as defined in the 1940 Act. Items 10 through 13 may be changed by a vote of the Board of Managers of Account QB.

    1. Not more than 15% of the value of the assets of Account QB will be invested in the securities of any one issuer, except obligations of the United States Government and its instrumentalities, for which there is no limit.

    2. Borrowings will not be made, except that the right is reserved to borrow from banks for emergency purposes, provided that these borrowings will not exceed 5% of the value of the assets of Account QB and that immediately after the borrowing, and at all times thereafter, and while any borrowing is unrepaid, there will be asset coverage of at least 300% for all borrowings of Account QB.

    3. Securities of other issuers will not be underwritten, except that Account QB could be deemed to be an underwriter when engaged in the sale of restricted securities.

    4. Interests in real estate will not be purchased, except as may be represented by securities for which there is an established market.

    5. No purchase of commodities or commodity contracts will be made, except transactions involving financial futures used as a hedge against unanticipated changes in prevailing levels of interest rates.

    6. Loans will be made only through the acquisition of a portion of privately placed issue of bonds, debentures and other evidences of indebtedness of a type customarily purchased by institutional investors.

    7. Investments will not be made in the securities of a company for the purpose of exercising management or control.

    8. Not more than 10% of the voting securities of any one issuer will be acquired.

    9.  Senior securities will not be issued.

    10. Short sales of securities will not be made.

    11. Purchases will not be made on margin, except for any short-term credits that are necessary for the clearance of transactions and to place up to 5% of the value of its net assets in total margin deposits for positions in futures contracts.

    12. Account QB will not invest in the securities of other investment companies, except as part of a plan of merger, consolidation or acquisition of assets.

    13. The average period of maturity (or in the case of mortgage-backed securities, the estimated average life of cash flows) of all fixed interest debt instruments held by Account QB will not exceed five years.

The investments of Account QB will not be concentrated in any one industry; that is, no more than 25% of the value of its assets will be invested in any one industry. There is no investment policy as to Account QB's investment in foreign securities.

PORTFOLIO TURNOVER

Brokerage costs associated with short-term debt instruments are significantly lower than those incurred on equity investments, and thus, a high portfolio turnover rate would not adversely affect the brokerage costs of Account QB to the same extent as high turnover in a separate account which invests primarily in common stock. The portfolio turnover rate for Account QB for the years ended December 31, 2001, 2002 and 2003 was 166%, 113% and 139%, respectively.

THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES ("MM")

Investment Restrictions

In keeping with the objective of obtaining the highest possible current income consistent with a high degree of liquidity and preservation of capital, Account MM operates under the following restrictions, which restrictions are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of Account MM, as defined in the 1940 Act. Account MM may not:

    1. purchase any security which has a maturity date more than one year from the date of the Account's purchase;

    2. invest more than 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States Government, its agencies, authorities or instrumentalities). Neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of restriction;

    3. acquire more than 10% of the outstanding securities of any one issuer, including repurchase agreements with any one bank or dealer (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

    4. invest more than 5% of its assets in the securities of any one issuer, other than securities issued or guaranteed by the United States Government. However, the Fund may invest up to 25% of its total assets in first tier securities, as defined in Rule 2a-7, of a single issuer for a period of up to three business days after the purchase thereof;

    5. borrow money, except from banks on a temporary basis in an aggregate amount not to exceed one-third of the Account's assets (including the amount borrowed); the borrowings may be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Account will not purchase any investment while any such borrowing exists; immediately after the borrowing, and at all times thereafter while any borrowing is unrepaid, there will be asset coverage of at least 300% for all borrowings of the Account;

    6. pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Account, except as may be necessary in connection with any borrowing mentioned above and in an aggregate amount not to exceed 5% of the Account's assets;

    7. make loans, provided that the Account may purchase money market securities and enter into repurchase agreements;

    8. (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein, or money market securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or other development programs; (d) purchase any securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies, authorities or instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Account's assets would be invested in such securities; (g) purchase or retain securities of any issuer if the officers and directors of the investment adviser who individually own more than 0.5% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or
        (h) act as an underwriter of securities;

    9. invest in securities which under the 1933 Act or other securities laws cannot be readily disposed of with registration or which are otherwise not readily marketable at the time of purchase, including repurchase agreements that mature in more than seven days, if as a result more than 10% of the value of the Account's assets is invested in these securities. At present, the Account has no investments in these securities and has no present expectation of purchasing any, although it may in the future; and

    10. issue senior securities.

PORTFOLIO TURNOVER

A portfolio turnover rate is not applicable to Account MM, which invests only in money market instruments.



DISCLOSURE OF PORTFOLIO HOLDINGS OF THE ACCOUNTS

The Accounts' general policy with respect to the disclosure of portfolio security holdings is that such information may never be shared with non-Account related employees, investors and potential investors, and with third parties unless it is done for legitimate Account business purposes. Generally, the release of details of securities positions is only permitted once they are considered "stale" - meaning after it is at least 15 calendar days old following the quarter-end.

Each Account's complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and non-Account related employees no sooner than the time of the filing of Form N-Q or Form N-CSR in accordance with SEC rules. The Accounts do not currently post their portfolio holdings, or otherwise publicly disclose their portfolio holdings other than in required regulatory filings and reports.

The Accounts may release limited portfolio holdings information that is not yet considered stale in the circumstances listed below, subject to the provisions described below relating to "ongoing arrangements". In most cases where simultaneous public disclosure has not been made, the information released is not identifiable to the Account itself.

1. The Account's top ten securities, current as of quarter-end, and the individual size of each such security position may be released at any time following quarter end with simultaneous public disclosure.

2. For Account GIS, Account MM and Account QB, the Account's (i) top ten securities positions (including the aggregate but not individual size of such positions), (ii) sector weightings, (iii) yield and duration, and (iv) the Account(s)'s performance attribution (e.g., analysis of the Account(s)'s over performance or underperformance of its benchmark based on its portfolio holdings) may be released at any time with simultaneous public disclosure.

3. A list of securities (that may include Account holdings together with other securities) followed by the Account's portfolio manager (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

4. A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

Under the policy, if portfolio holdings are released pursuant to an ongoing arrangement with any party, the Account must have a legitimate business purpose for the release of the information, the release of the information must be subject to a duty of confidentiality, including a duty not to trade on non-public information, in order to prohibit the entity from sharing with an unauthorized source or trading upon the information provided by the Account. Neither the Account, or its advisers, or any other affiliated party may receive compensation or any other consideration in connection with such arrangements.

Set forth below is a list, as of December 31, 2004, of those parties with whom an Account has authorized ongoing arrangements that include the release of portfolio holdings information, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The Accounts' auditor also has access from time to time to an Account's portfolio holdings in connection with performing the audit and related functions.


                     RECIPIENT (HOLDINGS)                      FREQUENCY      DELAY BEFORE DISSEMINATION
JP Morgan Chase (Fund Custodian and Accounting Agent)          Daily        None

Institutional Shareholders Services, (Proxy Voting Services)   As necessary None

Plexus                                                         Quarterly    Sent 1-3 business day following
                                                                            the end of a Quarter

Quantitative Services Group                                    Daily        None

With respect to each such arrangement, each Account has a legitimate business purpose for the release of information. The release of the information is subject to trading restrictions and/or confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided by the Account(s). Neither the Account(s), its advisers nor any other affiliated party receives compensation or any other consideration in connection with such arrangements.

It is expected that the Account's policy will be submitted to the Account's Board of Managers for review in connection with the Board's annual review of the Account's compliance polices and procedures.

                   INVESTMENT MANAGEMENT AND ADVISORY SERVICES

The investments and administration of the separate accounts are under the direction of the Board of Managers. Travelers Asset Management International Company LLC (TAMIC) furnishes investment management and advisory services to Accounts GIS, QB, and MM according to the terms of written Investment Advisory Agreements. The Investment Advisory Agreements between Account QB and TAMIC and Account MM and TAMIC, were each approved by a vote of variable annuity Contract Owners at their meeting held on April 23, 1993. The Investment Advisory Agreement between Account GIS and TAMIC was approved by a vote of the variable annuity Contract Owners at their meeting held on April 27, 1998.

The agreements between Accounts GIS, QB and MM and TAMIC will continue in effect as described below in (3), as required by the 1940 Act. Each of the agreements:

    1. provides that for investment management and advisory services, the Company will pay to TAMIC, on an annual basis, an advisory fee based on the current value of the assets of the accounts for which TAMIC acts as an investment adviser (see "Advisory Fees" in the prospectus);

    2. may not be terminated by TAMIC without the prior approval of a new investment advisory agreement by those casting a majority of the votes entitled to be cast and will be subject to termination without the payment of any penalty, upon sixty days written notice, by the Board of Managers or by a vote of those casting a majority of the votes entitled to be cast;

    3. will continue in effect for a period more than two years from the date of its execution, only so long as its continuance is specifically approved at least annually by a vote of a majority of the Board of Managers, or by a vote of a majority of the outstanding voting securities of the Accounts. In addition, and in either event, the terms of the agreements must be approved annually by a vote of a majority of the Board of Managers who are not parties to, or interested persons of any party to, the agreements, cast in person at a meeting called for the purpose of voting on the approval and at which the Board of Managers has been furnished the information that is reasonably necessary to evaluate the terms of the agreements; and

    4.  will automatically terminate upon assignment.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

As previously noted, the Board of Managers oversees the Accounts' investment advisers and determines whether to approve and renew the Accounts' Investment Advisory Agreements. In reviewing the Agreements, the Board considered a number of factors, many of which are discussed below, but did not identify any single factor as controlling.

Capability of the Investment Adviser to Provide Services

The Board considered, among other things, the experience and expertise of each investment adviser's personnel. The Board considered such factors as other clients or funds for which the adviser performs similar services, investment performance of such other clients or funds, the length of service to such other clients or funds and the size of asset pools advised. Additionally, the Board also considered the educational background and professional experience of the adviser's personnel. The Board also considered the availability of such personnel to the appropriate fund, as well as each adviser's policies relating to the assignment of personnel to the funds.

Regulatory Compliance History

The Board considered whether any of the advisers or any affiliate thereof had any regulatory compliance problems. The Board considered the number and type of complaints, if any, involving the adviser, and considered any inquiries involving the adviser by the SEC or other federal or state agencies.

Investment Performance of the Accounts

The Board reviewed the performance of each Account from several perspectives. The Board considered how well each Account achieved its objective. The Board also compared each Account's performance with mutual funds with similar objectives and policies, but with different advisers. Additionally, the Board compared the performance of each Account with appropriate market indices.

Profitability of the Investment Adviser

The Board considered the reasonableness of each adviser's profit, if any, from the fees under each Agreement. The Board assessed the fees in light of each adviser's overall financial position. The Board considered the appropriateness of the method by which the costs to the adviser of providing services are computed. The Board examined any collateral benefits to the adviser as a result of providing services to the Account as well as collateral benefits to the Account as a result of its relationship with the adviser.

Expenses

The Board considered data on the advisory fees of a representative sample of mutual funds that are comparable to each Account. The Board also considered the expense ratios of a representative sample of mutual funds comparable to each Account. The Board reviewed whether there have been any economies of scale realized because of common management with other funds or other funds managed by the adviser and considered the potential for further economies of scale.

After evaluation of information received at regular meetings throughout the year, the Board concluded that each Account's investment advisory agreement is reasonable and fair to the Account and its shareholders and should be continued.

ADVISORY FEES

The advisory fee for each Separate Account is described in the prospectus.

The advisory fees paid to TAMIC by each of the Accounts during the last three fiscal years were:


--------------------------------------------------------------------------------
                       ACCOUNT GIS        ACCOUNT QB         ACCOUNT MM
--------------------------------------------------------------------------------
             2002         $3,528,284            $348,157          $500,554
--------------------------------------------------------------------------------
             2003         $3,051,333            $367,941          $371,959
--------------------------------------------------------------------------------
             2004
--------------------------------------------------------------------------------


Effective May 1, 1998, The Travelers Investment Management Company ("TIMCO") became the Subadviser to Account GIS. The subadvisory fee paid to TIMCO by TAMIC for Account GIS for the years ended December 2002, 2003 and 2004 were $2,487,883 and $2,112,824, and $_______________, respectively.


TIMCO

Investment decisions for Account GIS will be made independently from any other accounts that may be or become managed by TIMCO. If, however, accounts managed by TIMCO are simultaneously engaged in the purchase of the same security, then available securities may be allocated to each account and may be averaged as to price in whatever manner TIMCO deems to be fair. In some cases, this system might adversely affect the price or volume of securities being bought or sold by an account, while in other cases it may produce better executions or lower brokerage rates.

BROKERAGE

Subject to approval of the Board of Managers, and in accordance with the Investment Advisory Agreements, TIMCO will place purchase and sale orders for portfolio securities of the Accounts through brokerage firms which it may select from time to time with the objective of seeking the best execution by responsible brokerage firms at reasonably competitive rates. To the extent consistent with this policy, certain brokerage transactions may be placed with firms, which provide brokerage, and research services to TIMCO, and such transactions may be paid for at higher rates than other firms would charge. The term "brokerage and research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities for purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). These brokerage and research services may be utilized in providing investment advice to Account GIS and may also be utilized in providing investment advice and management to all accounts over which TIMCO exercises investment discretion, but not all of such services will necessarily be utilized in providing investment advice to all accounts. This practice may be expected to result in greater cost to the Accounts than might otherwise be the case if brokers whose charges were based on execution alone were used for such transactions. TIMCO believes that brokers' research services are very important in providing investment advice to the Accounts, but is unable to give the services a dollar value. While research services are not expected to reduce the expenses of TIMCO, TIMCO will, through the use of these services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.

Transactions in the over-the-counter market are placed with the principal market makers unless better price and execution may be obtained otherwise. Brokerage fees will be incurred in connection with futures transactions, and Account GIS will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

The overall reasonableness of brokerage commissions paid is evaluated by personnel of TIMCO responsible for trading and managing the portfolios of Account GIS by comparing brokerage firms utilized by TIMCO to other firms with respect to the following factors: the prices paid or received in securities transactions, speed of execution and settlement, size and difficulty of the brokerage transactions, the financial soundness of the firms, and the quality, timeliness and quantity of research information and reports.

--------------------------------------------------------------------------------
   FUNDS         2004        2003       2002         TOTAL         COMMISSIONS
                                                   PORTFOLIOS     PAID TO SUCH
                                                  TRANSACTIONS     BROKERS FOR
                                                ASSOCIATED WITH    RESEARCH IN
                                                    BROKERS           2004
                                                   PROVIDING
                                                    RESEARCH
                                                SERVICES IN 2004
--------------------------------------------------------------------------------
  Account GIS
--------------------------------------------------------------------------------

There were no brokerage commissions paid by Account QB for the fiscal years ended December 31, 2002, 2003 and 2004. For the fiscal year ended December 31, 2004, no portfolio transactions were directed to certain brokers because of research services.

No formulas were used in placing such transactions with brokers who provided research services, and no specific amount of transactions was allocated for research services. Brokerage business placed with brokers affiliated with any of the advisers or subadvisers during 2004 follows.


TAMIC

Investment advice and management for TAMIC's clients (Accounts GIS, QB and MM) are furnished in accordance with their respective investment objectives and policies and investment decisions for the Accounts will be made independently from those of any other accounts managed by TAMIC. However, securities owned by Accounts GIS, QB or MM may also be owned by other clients and it may occasionally develop that the same investment advice and decision for more than one client is made at the same time. Furthermore, it may develop that a particular security is bought or sold for only some clients even though it might be held or bought or sold for other clients, or that a particular security is bought for some clients when other clients are selling the security. When two or more accounts are engaged in the purchase or sale of the same security, the transactions are allocated as to amount in accordance with a formula which is equitable to each account. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as Accounts GIS, QB or MM are concerned. In other cases, however, it is believed that the ability of the accounts to participate in volume transactions will produce better executions for the accounts.

BROKERAGE

Subject to approval of the Board of Managers, it is the policy of TAMIC, in executing transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation, the overall direct net economic result to Account QB, involving both price paid or received and any commissions and other cost paid, the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possible difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid. Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends, and other statistical and factual information. Any such research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by TAMIC under its Investment Advisory Agreements. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among Account QB and other clients of TAMIC who may indirectly benefit from the availability of such information.

Similarly, Account QB may indirectly benefit from information made available as a result of transactions for such clients.

Purchases and sales of bonds and money market instruments will usually be principal transactions and will normally be purchased directly from the issuer or from the underwriter or market maker for the securities. There usually will be no brokerage commissions paid for such purchases. Purchases from the underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include the spread between the bid and asked prices. Where transactions are made in the over-the-counter market, Accounts GIS and QB will deal with primary market makers unless more favorable prices are otherwise obtainable. Brokerage fees will be incurred in connection with futures transactions, and Account QB will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

TAMIC may follow a policy of considering the sale of units of Account QB a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution described above.

The policy of TAMIC with respect to brokerage is and will be reviewed by the Board of Managers periodically. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board of Managers, TAMIC is responsible for the investment decisions and the placement of orders for portfolio transactions of Account MM. Portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter, and transactions with dealers normally reflect the spread between the bid and asked prices. TAMIC seeks to obtain the best net price and most favorable execution of orders for the purchase and sale of portfolio securities.

CODE OF ETHICS. Pursuant to Rule 17j-1 of the 1940 Act, the Funds, their investment advisers and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the funds. All personnel must place the interest of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personnel securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.


                               PORTFOLIO MANAGERS

ACCOUNT MM. Emil J. Molinaro, Jr. and Michele Mirabella are Account MM's portfolio managers. Mr. Molinaro has been the Account's portfolio manager since March 1995. He is currently a Senior Vice President of both TAMIC and Citigroup Global Investments. For the past eight years he has managed short-term investment portfolios backing various insurance company products and the Travelers Life & Annuity money market pool. Ms. Mirabella has been involved in the management of the Fund since April 2001. She is a Vice President of both TAMIC and Citigroup Global Investments. She is a Chartered Financial Analyst and has been employed in the investment management areas of Citigroup since June 1990.

------------------------- ------------------------------ ----------------------- ----------------------------
                                                         Assets in Other
                                                         Accounts Managed by
                          Number of Other Accounts       Manager by Type of
                          Managed by Manager(s) as of    Account: (a)            For Accounts Listed Where
                          December 31, 2004 by Type of   Registered Investment   the Manager's Compensation
                          Account: (a) Registered        Company; (b) Other      is Based on the Account's
                          Investment Company; (b)        Pooled Investment       Performance, the Number of
                          Other Pooled Investment        Vehicles; (c) Other     Accounts and Assets in the
Portfolio Manager         Vehicles; (c) Other Accounts.  Accounts                Accounts
------------------------- ------------------------------ ----------------------- ----------------------------

Emil Molinaro
------------------------- ------------------------------ ----------------------- ----------------------------

Michele Mirabella
------------------------- ------------------------------ ----------------------- ----------------------------

ACCOUNT QB. Mr. Gene Collins and Mr. Kurt Lin are responsible for the day to day management of the fixed-income portion of the Fund. Mr. Collins is a Senior Vice President of TAMIC. Since 1986, he has been the Senior Portfolio Manager of the investment portfolios of Primerica Inc., the predecessor company of Citigroup Inc. Since 1998, Mr. Collins has also been the Senior Portfolio Manager of Primerica Life of Canada; a Canadian domiciled insurance company. Mr. Collins has 27 years of experience in investments covering all types of fixed income and equity securities. Mr. Lin is a Vice President of TAMIC and is responsible for managing US investment grade portfolios and structured products. He also trades corporate bonds, derivatives and currencies. Prior to joining TAMIC in 1997, Mr. Lin was the senior derivatives trader at Smith Barney.

------------------------- ------------------------------ ----------------------- ----------------------------
                                                         Assets in Other
                                                         Accounts Managed by
                          Number of Other Accounts       Manager by Type of
                          Managed by Manager(s) as of    Account: (a)            For Accounts Listed Where
                          December 31, 2004 by Type of   Registered Investment   the Manager's Compensation
                          Account: (a) Registered        Company; (b) Other      is Based on the Account's
                          Investment Company; (b)        Pooled Investment       Performance, the Number of
                          Other Pooled Investment        Vehicles; (c) Other     Accounts and Assets in the
Portfolio Manager         Vehicles; (c) Other Accounts.  Accounts                Accounts
------------------------- ------------------------------ ----------------------- ----------------------------

Gene Collins
------------------------- ------------------------------ ----------------------- ----------------------------

Kurt Lin
------------------------- ------------------------------ ----------------------- ----------------------------

ACCOUNT GIS. Effective June 28, 2004, a team of individuals employed by Travelers Investment Management Company (TIMCO) assumed the functions formerly performed by Sandip Bhagat as Portfolio Manager of The Travelers Growth and Income Stock Account for Variable Annuities.

TIMCO employs a team approach to portfolio management. Daniel Willey is the lead portfolio manager for the team. Dan has been with TIMCO for 10 years and has 25 years of experience. He is supported on the portfolio management and implementation team by John Lau, Louis Scott, Alex Romeo and Ethan Madson. Alex Romeo serves as a principal portfolio manager for mid cap securities and John Lau serves as a principal portfolio manager for the small cap securities. A team of researchers, led by Lillyn Teh, PhD, CFA, Director, Head of Quantitative Research, also supports the efforts of the portfolio management team.

------------------------- ------------------------------- ---------------------- ----------------------------
                                                          Assets in Other
                                                          Accounts Managed by
                          Number of Other Accounts        Manager by Type of
                          Managed by Manager(s) as of     Account: (a)           For Accounts Listed Where
                          December 31, 2004 by Type of    Registered             the Manager's Compensation
                          Account: (a) Registered         Investment Company;    is Based on the Account's
                          Investment Company; (b) Other   (b) Other Pooled       Performance, the Number of
                          Pooled Investment Vehicles;     Investment Vehicles;   Accounts and Assets in the
Portfolio Manager         (c) Other Accounts.             (c) Other Accounts     Accounts
------------------------- ------------------------------- ---------------------- ----------------------------

Dan Willey
------------------------- ------------------------------- ---------------------- ----------------------------

John Lau
------------------------- ------------------------------- ---------------------- ----------------------------

Louis Scott
------------------------- ------------------------------- ---------------------- ----------------------------

Alexander Romeo
------------------------- ------------------------------- ---------------------- ----------------------------

Ethan Madson
------------------------- ------------------------------- ---------------------- ----------------------------

PORTFOLIO MANAGER MATERIAL CONFLICTS OF INTEREST

Apparent or actual material conflicts of interest may arise when a portfolio manager has responsibilities for more than one Account or fund. In general, portfolio managers with responsibility for multiple Accounts or other funds may face one or more of the following conflicts of interest:

       o A portfolio manager may devote unequal time or attention to the management of each portfolio.

       o A portfolio manager may receive an incentive, such as a performance based management fee that relates to certain funds and not others.

       o A portfolio manager employed by a subadviser to a fund may have an interest in enhancing the performance of the subadviser's funds over a fund that is not part of the subadviser's own fund complex.

Certain portfolio managers may face additional conflicts of interest beyond those noted above. Such conflicts are described below.

             [List of conflicts to be filed by subsequent amendment]

PORTFOLIO MANAGER COMPENSATION

                                      TAMIC

                [Compensation figures to be filed by amendment].



                                      TIMCO

                [Compensation figures to be filed by amendment].


                               VALUATION OF ASSETS

The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

When market quotations are not considered to be readily available for long-term corporate bonds and notes, such investments are generally stated at fair value on the basis of valuations furnished by a pricing service. These valuations are determined for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Securities, including restricted securities, for which pricing services are not readily available are value by management at prices which it deems in good faith to be fair.

Short term investments for which a quoted market price is available are valued at market. Short-term investments for which there is no reliable quoted market price are valued at amortized cost which approximates market.

                              NET INVESTMENT FACTOR

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an investment alternative from one Valuation Period to the next. The net investment factor is determined by dividing (a) by (b) and adding (c) to the result where:

       (a) is the net result of the Valuation Period's investment income (including, in the case of assets invested in an underlying mutual fund, distributions whose ex-dividend date occurs during the Valuation Period), PLUS capital gains and losses (whether realized or unrealized), LESS any deduction for applicable taxes (presently zero);

       (b) is the value of the assets at the beginning of the Valuation Period (or, in the case of assets invested in an underlying mutual fund, value is based on the net asset value of the mutual fund);

       (c) is the net result of 1.000, LESS the Valuation Period deduction for the insurance charge, LESS the applicable deduction for the investment advisory fee (the deduction for the investment advisory fee is not applicable in the case of assets invested in an Underlying Fund, since the fee is reflected in the net asset value of the fund).

             The net investment factor may be more or less than one.

ACCUMULATION UNIT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the business day just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is 1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($41,500 for 2004). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

    1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

              (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

              (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

              (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

              (d)    the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.     OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

                       THE BOARD OF MANAGERS AND OFFICERS

The investments and administration of each of the Accounts are under the direction of the Board of Managers, listed below. Members of the Board of Managers of Accounts GIS, QB and MM are elected annually by those Contract Owners participating in the Accounts. A majority of the members of the Board of Managers are persons who are not affiliated with The Travelers Insurance Company, TIMCO, TAMIC or their affiliates.

---------------------- ----------- ------------- ------------------------------------- -------------- --------------
NAME, ADDRESS AND AGE  POSITION(S)   TERM OF       PRINCIPAL OCCUPATION DURING LAST      NUMBER OF        OTHER
                       HELD WITH    OFFICE AND                FIVE YEARS                PORTFOLIOS    DIRECTORSHIPS
                          FUND      LENGTH OF                                             IN FUND        HELD BY
                                   TIME SERVED                                            COMPLEX       DIRECTOR
                                                                                        OVERSEEN BY
                                                                                         DIRECTOR
---------------------- ----------- ------------- ------------------------------------- -------------- --------------
*R. Jay Gerken         Manager     Since 2002    Managing Director (1989 to present)        11          Managing
 399 Park Avenue                                 of Citigroup Global Markets Inc.                      Director of
 New York, NY                                    ("CGM"); Chairman, President and                          CGM
 Age 53                                          CEO of Smith Barney Fund Management
                                                 LLC; Travelers Investment
                                                 Adviser, Inc. and CitiFund
                                                 Management Inc. Chairman, Chief
                                                 Executive Officer and
                                                 President, Board of Managers
                                                 (2002-present), six Variable
                                                 Annuity Separate Accounts of
                                                 The Travelers Insurance
                                                 Company+; Chairman, Board of
                                                 Trustees (2002-present), five
                                                 Mutual Funds sponsored by The
                                                 Travelers Insurance Company.++
---------------------- ----------- ------------- ------------------------------------- -------------- --------------
Ernest J. Wright       Secretary   Since 1994    Vice President and Secretary               11        N/A
One Cityplace          to the                    (1996-present), Assistant Secretary
Hartford, CT           Board                     (1994-1996), Counsel
Age 63                                           (1987-present), The Travelers
                                                 Insurance Company; Secretary
                                                 (1994-present), six Variable
                                                 Annuity Separate Accounts of
                                                 The Travelers Insurance
                                                 Company+; Secretary
                                                 (1994-present), five Mutual
                                                 Funds sponsored by The
                                                 Travelers Insurance Company.++

---------------------- ----------- ------------- ------------------------------------- -------------- --------------
Kathleen A. McGah      Assistant   Since 1995    Deputy General Counsel (1999 -             11        N/A
One Cityplace          Secretary                 present); Assistant Secretary
Hartford, CT               to                    (1995-present), The Travelers
Age 53                 The Board                 Insurance Company; Assistant
                                                 Secretary (1995-present), six
                                                 Variable Annuity Separate
                                                 Accounts of The Travelers
                                                 Insurance Company+; Assistant
                                                 Secretary, (1995-present), five
                                                 Mutual Funds sponsored by The
                                                 Travelers Insurance Company.++
---------------------- ----------- ------------- ------------------------------------- -------------- --------------
David A. Golino        Principal   Since 1998    Vice President and Controller (1999         6             N/A
One Cityplace          Accounting                - present); Second Vice President
Hartford, CT           Officer                   (1996-1999), The Travelers
Age 42                                           Insurance Company; Principal
                                                 Accounting Officer (1998-present),
                                                 six Variable Annuity Separate
                                                 Accounts of The Travelers Insurance
                                                 Company.+
---------------------- ----------- ------------- ------------------------------------- -------------- --------------
William D. Wilcox      Chief AML   Since 2002    Counsel and Chief Compliance                6             N/A
One Cityplace          Compliance                Officer (1999 - present); The
Hartford, CT           Officer                   Travelers Insurance Company; Chief
Age 39                                           AML Compliance (2002-present), six
                                                 Variable Annuity Separate Accounts
                                                 of The Travelers Insurance Company.+
---------------------- ----------- ------------- ------------------------------------- -------------- --------------

INDEPENDENT MANAGERS

----------------------- ----------- ------------- ------------------------------------- ------------- ----------------
NAME, ADDRESS AND AGE   POSITION(S)   TERM OF       PRINCIPAL OCCUPATION DURING LAST     NUMBER OF         OTHER
                        HELD WITH    OFFICE AND                FIVE YEARS                PORTFOLIOS    DIRECTORSHIPS
                           FUND      LENGTH OF                                            IN FUND         HELD BY
                                    TIME SERVED                                           COMPLEX        DIRECTOR
                                                                                        OVERSEEN BY
                                                                                          DIRECTOR
----------------------- ----------- ------------- ------------------------------------- ------------- ----------------
Robert E. McGill, III   Manager     Since 1974    Retired manufacturing executive.           11            None
295 Hancock Street                                Director (1983-1995), Executive
Williamstown, MA                                  Vice President (1989-1994) and
Age 73                                            Senior Vice President, Finance and
                                                  Administration (1983-1989),
                                                  The Dexter Corporation
                                                  (manufacturer of specialty
                                                  chemicals and materials); Vice
                                                  Chairman (1990-1992), Director
                                                  (1983-1995), Life
                                                  Technologies, Inc. (life
                                                  science/biotechnology
                                                  products); Director,
                                                  (1994-1999), The Connecticut
                                                  Surety Corporation
                                                  (insurance); Director
                                                  (1995-2000), Chemfab
                                                  Corporation (specialty
                                                  materials manufacturer);
                                                  Director (1999-2001),
                                                  Ravenwood Winery, Inc.;
                                                  Director (1999-2003), Lydall
                                                  Inc. (manufacturer of fiber
                                                  materials); Member, Board of
                                                  Managers (1974-present), six
                                                  Variable Annuity Separate
                                                  Accounts of The Travelers
                                                  Insurance Company+; Trustee
                                                  (1990-present), five Mutual
                                                  Funds sponsored by The
                                                  Travelers Insurance Company.++
----------------------- ----------- ------------- ------------------------------------- ------------- ---------------
Lewis Mandell           Manager     Since 1990    Professor of Finance and Managerial        11       Director
160 Jacobs Halls                                  Economics, University at Buffalo                    (2000-present),
Buffalo, NY                                       since 1998. Dean, School of                         Delaware
Age 61                                            Management (1998-2001), University                  North Corp.
                                                  at Buffalo; Dean, College of                        (hospitality
                                                  Business Administration                             business)
                                                  (1995-1998), Marquette University;
                                                  Professor of Finance (1980-1995)
                                                  and Associate Dean (1993-1995),
                                                  School of Business Administration,
                                                  and Director, Center for Research
                                                  and Development in Financial
                                                  Services (1980-1995), University of
                                                  Connecticut; Member, Board of
                                                  Managers (1990-present), six
                                                  Variable Annuity Separate Accounts
                                                  of The Travelers Insurance
                                                  Company+; Trustee (1990-present),
                                                  five Mutual Funds sponsored by The
                                                  Travelers Insurance Company.++
----------------------- ----------- ------------- ------------------------------------- ------------- ---------------
Frances M. Hawk,         Manager     Since 1991   Private Investor, (1997-present);          11            None
  CFA, CFP                                        Portfolio Manager (1992-1997), HLM
108 Oxford Hill Lane                              Management Company, Inc.
Downingtown, PA                                   (investment management); Assistant
Age 56                                            Treasurer, Pensions and Benefits.
                                                  Management (1989-1992), United
                                                  Technologies Corporation
                                                  (broad-based designer and
                                                  manufacturer of high
                                                  technology products); Member,
                                                  Board of Managers
                                                  (1991-present), six Variable
                                                  Annuity Separate Accounts of
                                                  The Travelers Insurance
                                                  Company+; Trustee
                                                  (1991-present), five Mutual
                                                  Funds sponsored by The
                                                  Travelers Insurance Company.++
----------------------- ----------- ------------- ------------------------------------- ------------- ---------------

    These six Variable Annuity Separate Accounts are: The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities.

++ These five Mutual Funds are: Capital Appreciation Fund, Money Market Portfolio, High Yield Bond Trust, Managed Assets Trust and The Travelers Series Trust.

* Mr. Gerken is an "interested person" within the meaning of the 1940 Act by virtue of his position as Managing Director of Salomon Smith Barney Inc., an indirect wholly owned subsidiary of Citigroup Inc. and his ownership of shares and options to purchase shares of Citigroup Inc., the indirect parent of The Travelers Insurance Company.

The Company is responsible for payment of the fees and expenses of the Board of Managers, and the expenses of audit of the Accounts, as well as other expenses for services related to the operations of the Accounts, for which it deducts certain amounts from purchase payments and from the Accounts.

The following table sets forth the dollar range of equity securities in the Accounts beneficially owned by a Manager of the Board of Managers, and, on an aggregate basis, in all registered investment companies overseen by a Manager within the same family of investment companies as any Account:

-------------------------------------- ------------------------------------ ------------------------------------

                                                                             AGGREGATE DOLLAR RANGE OF EQUITY
                                                                               SECURITIES IN ALL REGISTERED
                                                                             INVESTMENT COMPANIES OVERSEEN BY
                                                                            THE MANAGER WITHIN THE SAME FAMILY
               MANAGER                  DOLLAR RANGE OF EQUITY SECURITIES     OF INVESTMENT COMPANIES AS ANY
                                                 IN ANY ACCOUNT                           ACCOUNT
-------------------------------------- ------------------------------------ ------------------------------------

R. Jay Gerken None None                               None                                 None
-------------------------------------- ------------------------------------ ------------------------------------

Robert E. McGill, III                                 None                                 None
-------------------------------------- ------------------------------------ ------------------------------------

Lewis Mandell                                         None                                 None
-------------------------------------- ------------------------------------ ------------------------------------

Frances M. Hawk                                       None                                 None
-------------------------------------- ------------------------------------ ------------------------------------


COMMITTEES. To operate more efficiently, the Board established two operating committees. The Nominating and Administration Committee recommends candidates for the nomination as members of the Board. The Nominating and Administration Committee will consider nominee recommendations by Contract Owners. Such recommendations should be submitted in care of The Travelers Insurance Company, using the address on the cover page of this SAI. For the year ended December 31, 2004, the Nominating and Administration Committee met ______ times. The Audit Committee reviews the scope and results of the Fund's annual audits with the Fund's independent accountants and recommends the engagement of the accountants. For the year ended December 31, 2003, the Audit Committee met three times. For the year ended December 31, 2004, the members of the Nominating and Audit Committees were __________________. Trustees do not receive any additional compensation for their committee services.


Members of the Board of Managers who are also officers or employees of Citigroup Inc. or its subsidiaries are not entitled to any fee. Members of the Board of Managers who are not affiliated as employees of Citigroup Inc. or its subsidiaries receive an aggregate retainer of $25,000 for service on the Boards of the six Variable Annuity Separate Accounts established by The Travelers

Insurance Company and the five Mutual Funds sponsored by The Travelers Insurance Company. They also receive an aggregate fee of $3,500 for each meeting of such Boards attended and $1,000 for the second day and each subsequent day of a regular meeting. Board Members with 10 years of service may agree to provide services as emeritus director at age 72 or upon reaching 80 years of age and will receive 50% of the annual retainer and 50% of meeting fees if attended.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for Fund U and each Separate Account. The offering is continuous. TDLLC's principal executive offices are located at P.O. Box 990026, Hartford, Connecticut. TDLLC is affiliated with the Company and Fund U and each Separate Account.

Under the terms of the Distribution and Principal Underwriting Agreement among Fund U and each Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS


---------------------- -------------------------- ------------------------------
                              UNDERWRITING                   AMOUNT OF
                           COMMISSIONS PAID TO       UNDERWRITING COMMISSIONS
YEAR                      TDLLC BY THE COMPANY           RETAINED BY TDLLC
---------------------- -------------------------- ------------------------------

2004
---------------------- -------------------------- ------------------------------

2003                            $73,223                         $0
---------------------- -------------------------- ------------------------------

2002                            $88,393                         $0
---------------------- -------------------------- ------------------------------

---------------------- -------------------------- ------------------------------



                             ADMINISTRATIVE SERVICES

Under the terms of an Administrative Services Agreement and Agreement to Provide Guarantees (formerly the Distribution and Management Agreement) between each Separate Account and the Company, the Company provides all administrative services and mortality and expense risk guarantees related to variable annuity contracts issued by the Company in connection with the Separate Accounts and assumes the risk of minimum death benefits, as applicable. The Company also pays all sales costs (including costs associated with the preparation of sales literature); all costs of qualifying the Separate Accounts and the variable annuity contracts with regulatory authorities; the costs of proxy solicitation; all custodian, accountants' and legal fees; and all compensation paid to the unaffiliated members of the Board of Managers. The Company also provides without cost to the Separate Accounts all necessary office space, facilities, and personnel to manage its affairs.

The Company received the following amounts from the Separate Accounts in each of the last three fiscal years for services provided under the Administrative Services Agreement and Agreement to Provide Guarantees:



--------------------------------------------------------------------------------
 SEPARATE ACCOUNT          2004                 2003                2002
--------------------------------------------------------------------------------
       GIS
--------------------------------------------------------------------------------
        QB
--------------------------------------------------------------------------------
        MM
--------------------------------------------------------------------------------
        U
--------------------------------------------------------------------------------



                              SECURITIES CUSTODIAN

Chase Manhattan Bank, N.A., Chase MetroTech Center, Brooklyn, New York, is the custodian of the portfolio securities and similar investments of Accounts GIS, QB and MM.

                 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

An Annual Report for each of Accounts GIS, QB and MM has been filed with the Securities and Exchange Commission. The Annual Reports are incorporated by reference into this Statement of Additional Information and copies of each Annual Report must accompany this Statement of Additional Information. Each Account's Annual Report contains audited financial statements for each Account's latest fiscal year.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


[To be filed by amendment].

                      PROXY VOTING POLICIES AND PROCEDURES

Because the voting of proxies for portfolio securities relates to the investment decision making process, responsibility for voting portfolio securities has been delegated to the adviser or the subadviser, as appropriate. This appendix includes the policies and procedures, the adviser or subadviser uses to determine how to vote such proxies. However, these policies and procedures may not address all potential voting issues that surround individual proxy votes, so there may be instances in which the votes may vary from an adviser or subadviser's particular policy.

Information on how each portfolio voted proxies relating to portfolio securities during the most recent 12 month period ended June 30th is available (1) without charge by calling 800-842-9368, (2) on the internet at WWW.CITIGROUPAM.COM, and
(3) on the SEC's website at www.sec.gov.

TAMIC AND TIMCO

PROXY VOTING POLICIES AND PROCEDURES

TAMIC, TIMCO are affiliates of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). CAM has developed a set of proxy voting policies and procedures (the "Policies") to ensure that the adviser votes proxies relating to securities in the best interest of clients.

In voting proxies, the adviser is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The adviser attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The adviser may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the adviser of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, the adviser generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

In furtherance of the adviser's goal to vote proxies in the best interest of clients, the adviser follows procedures designed to identify and address material conflicts that may arise between the adviser's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the adviser) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the adviser's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The adviser also maintains and considers a list of significant relationships that could present a conflict of interest for the adviser in voting proxies. The adviser is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the adviser decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the adviser for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the adviser decides to vote a proxy, the adviser generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the adviser in voting proxies with respect to such issuer. Such position is based on the fact that the adviser is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the adviser and certain other Citigroup business units.

CAM maintains a Proxy Voting Committee, of which the adviser personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the adviser's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the adviser's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the adviser may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

                        THE TRAVELERS VARIABLE ANNUITIES



                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                         THE TRAVELERS INSURANCE COMPANY
                           PENSION AND PROFIT-SHARING,
                       SECTION 403(B) AND SECTION 408, AND
                         DEFERRED COMPENSATION PROGRAMS

































L-24421S                                                             May 2, 2005

                                     PART C

                                OTHER INFORMATION

ITEM 28.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and The Depositor will be filed by amendment.

(b)    Exhibits

     EXHIBIT
      NUMBER    DESCRIPTION

        1. Resolution of The Travelers Insurance Company's Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 67 to the Registration Statement on Form N-3 filed April 19, 1996.)

        2. Rules and Regulations of the Registrant. (Incorporated herein by reference to Exhibit C to the Definitive Proxy Statement on
                Schedule 14A filed March 9, 1999, Accession No.
                0000950123-99-001974.)

        3. Custody Agreement between the Registrant and Chase Manhattan Bank, N. A., Brooklyn, New York. (Incorporated herein by reference to Exhibit 3 to Post-Effective Amendment No. 66 to the Registration Statement on Form N-3 filed April 27, 1995.)

        4. Investment Advisory Agreement between the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 4(a) to Post-Effective Amendment No. 69 to the Registration Statement on Form N-4, filed February 27, 1998.)

        4(a). Investment Sub-Advisory Agreement between the Registrant and The Travelers Investment Management Company. (Incorporated herein by reference to Exhibit 4(b) to Post-Effective Amendment No. 69 to the Registration Statement on Form N-4, filed February 27, 1998.)

        4(b). Amendment to Investment Advisory Agreement between the Registrant and Travelers Asset Management International Company LLC (successor to Travelers Asset Management International Corporation). (Incorporated herein by reference to Exhibit 4(b) to Post-Effective Amendment No. 76 to the Registration Statement on Form N-3, file No. 2-27330, filed April 30, 2004.)

        4(c). Amendment to Investment Sub-Advisory Agreement between the Travelers Management International Company LLC and The Travelers Investment Management Company as subadviser to the Registrant. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 76 to the Registration Statement on Form N-3, file No. 2-27330, filed April 30, 2004.)

        5(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 5(a) to the Registration Statement on Form N-3, filed April 30, 2001.)

        5(b). Selling Agreement, (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

        6(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-116783, filed October 13, 2004).

        6(b). Form of Guaranteed Minimal Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)

        7. Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-116783, filed October 13,
                2004).

        8(a). Charter of The Travelers Insurance Company, as amended on October 19, 1995. (Incorporated herein by reference to Exhibit 3(a)(i) to the Registration Statement on Form S-2 , File No. 33-58677 , filed via EDGAR on April 18, 1995.)

        8(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1995. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed via EDGAR on April 18, 1995.)

        12. Opinion of Counsel as to the legality of the securities being registered. (Incorporated herein by reference to Exhibit 12 to the Registration Statement on Form N-3, File No. 333-116780, filed on October 13, 2004.)

        13. Consent of Independent Registered Public Accounting Firm. To be filed by amendment.

        16. Schedule for Computation of Total Return Calculations - Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 68 to the Registration Statement on Form N-3 filed April 29, 1997.)

        17. Code of Ethics. (Incorporated herein by reference to Exhibit17 to Post-Effective Amendment No. 73 on Form S-3 filed April 30, 2001.)

        18. Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Heath B. McLendon, Knight Edwards, Robert
                E. McGill III, Lewis Mandell and Frances M. Hawk. (Incorporated herein by reference to Exhibit 18(a) to Post-Effective Amendment No. 67 to the Registration Statement on Form N-3 filed April 19, 1996.)

                Powers of Attorney authorizing Ernest J. Wright and Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn Lammey. (Incorporated herein by reference to Exhibit 18(d) to Post-Effective Amendment No. 72 to the Registration Statement, filed April 28, 2000.)

                Powers of Attorney authorizing Ernest J. Wright and Kathleen A. McGah as signatory for Glenn Lammey, Marla Berman Lewitus and William R. Hogan. (Incorporated herein by reference to Exhibit 18 to Post-Effective Amendment No. 73 to the Registration Statement, filed April 30, 2001.)

                Power of Attorney authorizing Ernest J. Wright and Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 18 to Post-Effective Amendment No. 74 to the Registration Statement on Form N-3, File No. 2-27330, filed May 1, 2002.)

                Powers of Attorney authorizing Ernest J. Wright and Kathleen A. McGah as signatory for R. Jay Gerken, and David A. Golino. (Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registration Statement on Form N-3, File No. 2-27330, filed April 29, 2003.)

                Powers of Attorney authorizing Ernest J. Wright and Kathleen A. McGah as signatory for Robert E. McGill III, Lewis Mandell, Frances M. Hawk, Jay Gerken and David A. Golino. (Incorporated herein by reference to Exhibit 12 to the Registration Statement on Form N-3, File No. 333-116780, filed on October 13, 2004.)

                Power of Attorney authorizing Ernest J. Wright and Kathleen A. McGah as signatory for Edward W. Cassidy. (Incorporated herein by reference by reference to Exhibit 18 to the Registration Statement on Form N-3, File No. 333-116780, filed January 21, 2005.)

                Power of Attorney authorizing Ernest J. Wright and Kathleen A. McGah as signatory for William P. Krivoshik. (Incorporated herein by reference by reference to Exhibit 18 to the Registration Statement on Form N-3, File No. 333-116780, filed January 21, 2005.)

ITEM 29.      DIRECTORS AND OFFICERS OF THE TRAVELERS INSURANCE COMPANY

NAME AND PRINCIPAL         POSITIONS AND OFFICES
BUSINESS ADDRESS           WITH INSURANCE COMPANY

George C. Kokulis          Director, Chairman, President and Chief Executive
                           Officer

Glenn D. Lammey            Director, Senior Executive Vice President, Chief
                           Financial Officer, Chief Accounting Officer

Kathleen L. Preston        Director and Executive Vice President

Edward W. Cassidy          Director and Executive Vice President

Brendan M. Lynch           Executive Vice President

David P. Marks             Executive Vice President and Chief Investment Officer

Winnifred Grimaldi         Senior Vice President

Marla Berman Lewitus       Director, Senior Vice President and General Counsel

William P. Krivoshik       Director, Senior Vice President and Chief Information
                           Officer

David A. Golino            Vice President and Controller

Donald R. Munson, Jr.      Vice President

Mark Remington             Vice President

Tim W. Still               Vice President

Bennett Kleinberg          Vice President

Dawn Fredette              Vice President

George E. Eknaian          Vice President and Chief Actuary

Linn K. Richardson         Second Vice President and Actuary

Paul Weissman              Second Vice President and Actuary

Ernest J.Wright            Vice President and Secretary

Kathleen A. McGah          Assistant Secretary and Deputy General Counsel


         The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415


ITEM 30. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82009, filed April 14, 2004.

ITEM 31.      NUMBER OF CONTRACT OWNERS

To be filed by amendment.

ITEM 32.      INDEMNIFICATION

Pursuant to the provisions of Article IV, Section 4.4 of the Rules and Regulations of the Registrant, indemnification is provided to members of the Board of Managers, officers and employees of the Registrant in accordance with the standards established by Sections 33-770-33-778, inclusive of the Connecticut General Statutes ("C.G.S.") relating to indemnification under the Connecticut Stock Corporation Act.

Sections 33-770 et seq. of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation.

The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 33.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND
              SUB-ADVISER

Information as to Officers and Directors of Travelers Asset Management International Company LLC (TAMIC), the Investment Adviser for The Travelers Growth and Income Stock Account for Variable Annuities, is in included in its Form ADV (File No. 801-57536) filed with the Commission, which is incorporated herein by reference thereto.

Information as to Officers and Directors of The Travelers Investment Management Company (TIMCO), the Sub-Adviser for The Travelers Growth and Income Stock Account for Variable Annuities, is in included in its Form ADV (File No. 801-07212) filed with the Commission, which is incorporated herein by reference thereto.

ITEM 34.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account

Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, TLAC Variable Annuity Separate Account 2002, and The Travelers Separate Account QPN for Variable Annuities.

(b)    NAME AND PRINCIPAL           POSITIONS AND OFFICES
       BUSINESS ADDRESS             WITH UNDERWRITER
       ----------------             ----------------

       Kathleen L. Preston          Board of Manager

       Glenn D. Lammey              Board of Manager

       William F. Scully III        Board of Manager

       Donald R. Munson, Jr.        Board of Manager, President, Chief Executive
                                    Officer and Chief Operating Officer

       Tim W. Still                 Vice President

       Anthony Cocolla              Vice President

       John M. Laverty              Treasurer and Chief Financial Officer

       Stephen E. Abbey             Chief Compliance Officer

       Alison K. George             Director and Chief Advertising Compliance
                                    Officer

       Stephen T. Mullin            Chief Compliance Officer

       Ernest J. Wright             Secretary

       Kathleen A. McGah            Assistant Secretary

       William D. Wilcox            Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415.

(c)    Not Applicable

ITEM 35. LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Insurance Company

       One Cityplace

       Hartford, Connecticut  061030-3415

(2)    Chase Manhattan Bank, N. A.

       Chase MetroTech Center

       Brooklyn, New York   11245

ITEM 36. MANAGEMENT SERVICES

Inapplicable.

ITEM 37. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-3 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contract of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment No. 2 to this registration statement to be signed on its behalf, in the City of Hartford, State of Connecticut, on the 28th day of February 2005.




                  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES
                                  (Registrant)



                           By: * R. JAY GERKEN
                               -------------------------------------------------
                               R. Jay Gerken, Chairman of the Board of Managers, Chief Executive Officer and President


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 28th day of February 2005.



R. JAY GERKEN                           Chairman of the Board of Managers, Chief
------------------------------------    Executive Officer and President
(R. Jay Gerken)

*Robert E. McGill III                   Trustee
------------------------------------
(Robert E. McGill III)

*Lewis Mandell                          Trustee
------------------------------------
(Lewis Mandell)

*Frances M. Hawk                        Trustee
------------------------------------
(Frances M. Hawk)

*DAVID A. GOLINO                        Principal Accounting Officer
------------------------------------
(David A. Golino)


*By:  /s/ Ernest J. Wright, Attorney-in-Fact
      Assistant Secretary, Board of Trustees

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 28th day of February 2005.


                         THE TRAVELERS INSURANCE COMPANY
                               (Insurance Company)



                                  By: *GLENN D. LAMMEY
                                      ------------------------------------------
                                      Glenn D. Lammey, Chief Financial Officer,
                                      Chief Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 28th day of February 2005.



*GEORGE C. KOKULIS                      Director, President and Chief Executive
------------------------------------    Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                        Director, Chief Financial Officer, Chief
------------------------------------    Accounting Officer (Principal Financial
(Glenn D. Lammey)                       Officer)

*MARLA BERMAN LEWITUS                   Director, Senior Vice President and
------------------------------------    General Counsel
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                    Director and Executive Vice President
------------------------------------
(Kathleen L. Preston)

*EDWARD W. CASSIDY                      Director and Executive Vice President
------------------------------------
(Edward W. Cassidy)

*WILLIAM P. KRIVOSHIK                   Director, Senior Vice President and
------------------------------------    Chief Information Officer
(William P. Krivoshik)




*By:   /s/ Ernest J. Wright, Attorney-in-Fact